UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Funds VIP Asset Strategy
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Agricultural Products - 0.00%
IOI Corporation Berhad (A)	-*	$	-*
Kuala Lumpur Kepong Berhad (A)	12		35
			35
Automobile Manufacturers - 1.15%
Honda Motor Co., Ltd. (A)(B)	289		8,751

Biotechnology - 3.32%
Genentech, Inc. (B)	158		13,974
Gilead Sciences, Inc. (B)	248		11,328
			25,302
Communications Equipment - 2.21%
Nokia Corporation, Series A, ADR	417		7,768
QUALCOMM Incorporated	211		9,058
			16,826
Computer Hardware - 3.07%
Hewlett-Packard Company	302		13,952
High Tech Computer Corp. (A)(B)	608		9,437
			23,389
Construction & Engineering - 0.14%
Orascom Construction Industries Company (OCI), GDR (A)	10		1,080

Construction & Farm Machinery & Heavy Trucks - 1.25%
Deere & Company	193		9,553

Diversified Banks - 2.85%
Industrial and Commercial Bank of China (Asia) Limited (A)(B)	35,971		21,741

Diversified Metals & Mining - 3.87%
BHP Billiton Plc (A)(B)	693		15,689
Southern Copper Corporation	723		13,797
			29,486
Education Services - 1.30%
New Oriental Education & Technology Group Inc., ADR (B)	155		9,958

Fertilizers & Agricultural Chemicals - 1.34%
Monsanto Company	103		10,174

Heavy Electrical Equipment - 0.86%
ALSTOM (A)	86		6,511

Home Entertainment Software - 2.50%
Nintendo Co., Ltd. (A)	45		19,088

Hotels, Resorts & Cruise Lines - 0.84%
Ctrip.com International, Ltd.	165		6,379

Integrated Oil & Gas - 1.69%
Petroleo Brasileiro S.A. - Petrobras, ADR	293		12,882

Oil & Gas Drilling - 2.47%
SeaDrill Limited (A)	330		6,828
Transocean Inc.	109		11,961
			18,789
Oil & Gas Equipment & Services - 2.29%
Schlumberger Limited	120		9,353
Smith International, Inc.	138		8,093
			17,446
Oil & Gas Exploration & Production - 0.18%
OAO NOVATEK, GDR (A)	31		1,391

Oil & Gas Refining & Marketing - 1.01%
Reliance Industries Limited (A)	184		7,716

Packaged Foods & Meats - 1.97%
Nestle S.A., Registered Shares (A)	223		9,631
Perdigao S.A. (A)	283		5,358
			14,989
Personal Products - 0.39%
Hengan International Group Company Limited (A)	1,042		2,965

Railroads - 1.61%
ALL - America Latina Logistica S.A. (A)	478		3,284
Union Pacific Corporation	126		8,949
			12,233
Restaurants - 1.04%
YUM! Brands, Inc.	243		7,927

Semiconductor Equipment - 0.70%
Applied Materials, Inc.	353		5,352

Soft Drinks - 1.89%
Coca-Cola Company (The)	272		14,368

Tobacco - 3.75%
Korea Tobacco & Ginseng Corporation (A)	157		11,743
Philip Morris International Inc.	350		16,847
			28,590

TOTAL COMMON STOCKS - 43.69%			$332,921
(Cost: $372,441)

INVESTMENT FUNDS
Gold & Precious Metals - 1.01%
SPDR Gold Trust (B)	90		7,648

Multiple Industry - 0.18%
Vietnam Azalea Fund Limited (B)(C)(D)	300		1,383

TOTAL INVESTMENT FUNDS - 1.19%			$9,031
(Cost: $9,825)

PREFERRED STOCKS
Packaged Foods & Meats
Sadia S.A. (A)	160		484

TOTAL PREFERRED STOCKS - 0.06%			$484
(Cost: $1,077)

CORPORATE DEBT SECURITIES	Principal
Automobile Mfg. / Vehicle Parts - 0.14%
Hyundai Motor Company,
5.300%, 12-19-08 (E)	$1,080		1,082

Banking - 0.09%
Russian Standard Bank:
7.500%, 10-7-10	600		384
7.500%, 10-7-10 (F)	350		245
			629
Beverage / Bottling - 0.07%
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	500		550

Building Products - 0.07%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	627		552

Consumer Products / Tobacco - 0.12%
Central European Distribution Corporation,
8.000%, 7-25-12 (E)(G)	EUR720		922

Finance Companies - 0.32%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)(H)	$1,500		1,449
Toyota Motor Credit Corporation,
6.520%, 1-18-15 (H)	1,050		981
			2,430
Metals / Mining - 0.55%
Evraz Group S.A.,
8.875%, 4-24-13 (F)	2,000		1,520
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	1,000		930
Vedanta Resources plc,
6.625%, 2-22-10 (F)	1,800		1,710
			4,160
Paper / Forest Products - 0.06%
Sino-Forest Corporation,
9.125%, 8-17-11 (F)	475		470

Transportation - Other - 0.42%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	3,505		3,190

Utilities - 0.21%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (E)(G)	BRL3,000		1,583

Wireless - 0.29%
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (G)	RUB35,000		1,241
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	$1,050		984
			2,225

TOTAL CORPORATE DEBT SECURITIES - 2.34%			$17,793
(Cost: $19,264)

OTHER GOVERNMENT SECURITIES
Australia - 0.42%
Commonwealth of Australia Treasury Bonds,
5.750%, 4-15-12 (G)	AUD4,000		3,221

Norway - 0.55%
Norway Government Bonds,
6.000%, 5-16-11 (G)	NOK23,750		4,200

Russia - 0.54%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (G)	RUB115,000		4,123

Switzerland - 0.82%
Switzerland Government Bonds,
3.500%, 8-7-10 (G)	CHF6,750		6,217

TOTAL OTHER GOVERNMENT SECURITIES - 2.33%			$17,761
(Cost: $19,606)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (I)
5.500%, 9-15-17	$4,536		604
5.000%, 11-15-17	390		48
5.000%, 4-15-19	788		103
5.000%, 4-15-19	386		49
5.000%, 7-15-21	414		9
5.000%, 11-15-22	401		59
5.000%, 1-15-23	74		-*
5.500%, 3-15-23	770		151
5.000%, 4-15-23	254		7
5.000%, 5-15-23	710		107
5.000%, 8-15-23	541		87
5.500%, 11-15-23	1,496		29
5.500%, 11-15-23	670		18
5.000%, 9-15-24	804		26
5.500%, 9-15-24	373		13
5.500%, 4-15-25	162		16
5.500%, 4-15-25	242		11
5.000%, 9-15-25	1,539		46
5.500%, 10-15-25	1,657		347
5.000%, 4-15-26	1,373		63
5.000%, 10-15-28	459		65
5.500%, 2-15-30	437		35
5.000%, 8-15-30	840		67
5.500%, 3-15-31	679		74
6.000%, 11-15-35	868		195
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.500%, 11-25-17	511		20
5.000%, 5-25-22	404		76
5.000%, 7-25-23	2,150		390
5.000%, 8-25-23	652		101
5.000%, 11-25-23	779		129
5.500%, 9-25-25	277		7
5.500%, 11-25-25	841		24
5.000%, 9-25-30	926		126
5.500%, 6-25-33	913		184
5.500%, 8-25-33	1,404		288
5.500%, 4-25-34	1,981		435
5.500%, 11-25-36	2,353		546
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.000%, 1-20-30	1,415		115
5.000%, 6-20-31	1,476		144
5.500%, 3-20-32	846		121
5.000%, 7-20-33	420		64
5.500%, 11-20-33	1,607		242
5.500%, 6-20-35	1,247		280
5.500%, 7-20-35	617		148
5.500%, 7-20-35	456		54
5.500%, 10-16-35	588		135
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-15-16	172		177
5.500%, 11-15-16	59		61
5.500%, 12-15-16	336		346
5.500%, 12-15-16	259		266
5.500%, 12-15-16	105		108

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.89%			$6,816
(Cost: $6,348)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bonds,
4.500%, 5-15-38	14,800		15,239

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 2.00%			$15,239
(Cost: $15,593)

BULLION	Troy Ounces
Gold	114		98,845

TOTAL BULLION - 12.97%			$98,845

(Cost: $87,508)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements - 3.42%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $26,081,
0.050%, 10-1-08 (J)	$26,081	26,081

United States Government Obligations - 31.11%
United States Treasury Bills:
1.970%, 10-16-08	5,000	4,996
1.985%, 10-16-08	2,500	2,498
1.930%, 10-30-08	5,000	4,992
1.980%, 10-30-08	2,000	1,997
2.135%, 11-6-08	10,000	9,979
2.110%, 11-13-08	5,000	4,987
2.150%, 11-13-08	25,000	24,936
2.210%, 11-13-08	5,000	4,987
1.950%, 11-20-08	5,000	4,986
1.960%, 11-20-08	10,000	9,973
2.160%, 11-20-08	30,000	29,910
1.940%, 12-4-08	6,000	5,979
2.000%, 12-4-08	5,000	4,982
2.085%, 12-4-08	10,000	9,963
2.110%, 12-4-08	10,000	9,962
2.130%, 12-11-08	10,000	9,958
2.160%, 12-11-08	15,000	14,936
2.220%, 12-11-08	10,000	9,956
2.205%, 12-18-08	5,000	4,976
2.050%, 12-26-08	5,000	4,976
2.110%, 12-26-08	5,000	4,975
2.245%, 12-26-08	5,000	4,973
2.100%, 1-2-09	10,000	9,946
2.110%, 1-2-09	5,000	4,973
2.040%, 1-8-09	5,000	4,972
1.910%, 1-29-09	5,000	4,968
1.920%, 2-5-09	3,500	3,476
1.910%, 2-12-09	10,000	9,929
1.910%, 2-19-09	5,000	4,963
1.900%, 2-26-09	4,000	3,969
		237,073

TOTAL SHORT-TERM SECURITIES - 34.53%		$263,154
(Cost: $263,154)

TOTAL INVESTMENT SECURITIES - 100.00%		$762,044
(Cost: $794,816)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$317,293	$(1,018)
Level 2 - Other Significant Observable Inputs	439,245	---
Level 3 - Significant Unobservable Inputs	5,506	---
Total	$762,044	$ (1,018)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$1,069	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)**	(1,085)	---
Net purchases (sales)	7,013	---
Transfers in and/or out of Level 3	(1,491)	---
Ending Balance 9-30-08	$5,506	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ (723)	$---

**The net change in unrealized appreciation (depreciation) includes a change in accrued amortization which is not shown due to the amount being under five hundred dollars.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following forward currency contracts were outstanding at September 30, 2008:

Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	1,594	1-12-09	$262	$-
Sell	British Pound	15,450	9-4-09	-	403
Buy	United Arab Emirates Dirham	36,200	11-17-08	-	255
Buy	United Arab Emirates Dirham	36,800	3-11-10	-	497
Buy	United Arab Emirates Dirham	7,500	3-24-10	-	125

				$262	$1,280

*Not shown due to rounding as amount is less than 500.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Illiquid restricted security.At September 30, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07	300	$1,740	$1,383

The total value of this security represented approximately 0.18% of total investments at September 30, 2008.

(D)Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities. The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2008.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors.At September 30, 2008, the total value of these securities amounted to $3,587 or 0.47% of total investments.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $5,394 or 0.71% of total investments.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CHF - Swiss Franc, EUR - Euro, NOK - Norwegian Krone and RUB - Russian Ruble).

(H)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(I)Amount shown in principal column represents notional amount for computation of interest.

(J)Collateralized by $23,397 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $26,427.

Securities with an aggregate market value of $122,606, representing 16.09% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
GDR = Global Depositary Receipts
REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Funds VIP Balanced
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.33%
General Dynamics Corporation	141	$10,381

Air Freight & Logistics - 0.81%
Expeditors International of Washington, Inc.	103	3,600

Asset Management & Custody Banks - 2.19%
Northern Trust Corporation	133	9,761

Biotechnology - 3.55%
Genentech, Inc. (A)	83	7,387
Gilead Sciences, Inc. (A)	185	8,440
		15,827
Brewers - 1.44%
Anheuser-Busch Companies, Inc.	99	6,423

Communications Equipment - 5.23%
Cisco Systems, Inc. (A)	423	9,548
Nokia Corporation, Series A, ADR	340	6,332
QUALCOMM Incorporated	174	7,462
		23,342
Computer Hardware - 2.97%
Apple Inc. (A)	46	5,229
Hewlett-Packard Company	174	8,023
		13,252
Construction & Engineering - 1.70%
Fluor Corporation	137	7,603

Data Processing & Outsourced Services - 0.75%
Paychex, Inc.	101	3,322

Distillers & Vintners - 1.15%
Brown-Forman Corporation, Class B	71	5,113

Diversified Banks - 1.31%
Wells Fargo & Company	156	5,855

Diversified Chemicals - 1.30%
E.I. du Pont de Nemours and Company	143	5,779

Electric Utilities - 1.68%
Exelon Corporation	120	7,502

Electrical Components & Equipment - 1.25%
Emerson Electric Co.	137	5,572

Health Care Equipment - 0.95%
Zimmer Holdings, Inc. (A)	66	4,267

Health Care Supplies - 1.79%
DENTSPLY International Inc.	213	7,976

Household Products - 2.68%
Colgate-Palmolive Company	159	11,973

Hypermarkets & Super Centers - 1.78%
Wal-Mart Stores, Inc.	133	7,959

Industrial Gases - 1.36%
Air Products and Chemicals, Inc.	89	6,089

Integrated Oil & Gas - 5.11%
BP p.l.c., ADR	111	5,584
Chevron Corporation	80	6,582
Exxon Mobil Corporation	137	10,627
		22,793
Integrated Telecommunication Services - 1.45%
AT&T Inc.	231	6,449

Investment Banking & Brokerage - 0.68%
Goldman Sachs Group, Inc. (The)	24	3,034

Movies & Entertainment - 1.08%
News Corporation Limited, Class A	403	4,828

Office Services & Supplies - 0.98%
Pitney Bowes Inc.	131	4,367

Oil & Gas Equipment & Services - 2.00%
Schlumberger Limited	114	8,902

Oil & Gas Exploration & Production - 0.74%
XTO Energy Inc.	71	3,294

Other Diversified Financial Services - 1.97%
J.P. Morgan Chase & Co.	188	8,798

Pharmaceuticals - 5.59%
Abbott Laboratories	166	9,570
Allergan, Inc.	85	4,367
Johnson & Johnson	159	10,995
		24,932
Property & Casualty Insurance - 4.95%
Allstate Corporation (The)	160	7,393
Berkshire Hathaway Inc., Class B (A)	2	8,351
Travelers Companies, Inc. (The)	140	6,305
		22,049
Regional Banks - 0.96%
Synovus Financial Corp.	414	4,280

Semiconductor Equipment - 1.00%
Applied Materials, Inc.	294	4,453

Semiconductors - 1.39%
Microchip Technology Incorporated	211	6,202

Soft Drinks - 3.68%
Coca-Cola Company (The)	114	6,007
PepsiCo, Inc.	146	10,398
		16,405
Systems Software - 1.44%
Microsoft Corporation	241	6,427

Tobacco - 1.05%
Philip Morris International Inc.	97	4,671

TOTAL COMMON STOCKS - 70.29%		$313,480
(Cost: $249,209)

CORPORATE DEBT SECURITIES	Principal
Banking - 0.29%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	$1,250	1,293

Beverage / Bottling - 0.11%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	500	492

Electric - 0.39%
Hydro-Quebec,
8.000%, 2-1-13	1,500	1,741

Food Processors - 0.86%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	1,350	1,298
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,150	1,171
Unilever Capital Corporation,
5.900%, 11-15-32	1,450	1,372
		3,841
Life Insurance - 0.65%
Principal Life Global,
6.250%, 2-15-12 (B)	1,500	1,539
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,347
		2,886
Other Non-Agency REMIC/CMO - 0.03%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	17	-*
8.000%, 3-31-11 (C)(D)	295	74
Mellon Residential Funding,
6.750%, 6-25-28	48	48
		122

TOTAL CORPORATE DEBT SECURITIES - 2.33%		$10,375
(Cost: $10,488)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.24%
Federal National Mortgage Association,
7.250%, 1-15-10	1,000	1,051

Mortgage-Backed Obligations - 2.75%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	432	443
5.000%, 1-1-18	354	355
5.500%, 4-1-18	139	142
5.000%, 5-1-18	160	160
4.500%, 7-1-18	2,266	2,233
7.000%, 9-1-25	82	87
6.500%, 10-1-28	280	288
6.500%, 2-1-29	195	201
7.500%, 4-1-31	171	186
7.000%, 7-1-31	265	280
7.000%, 9-1-31	252	266
7.000%, 9-1-31	214	226
7.000%, 11-1-31	60	63
6.500%, 2-1-32	957	995
7.000%, 2-1-32	310	328
7.000%, 2-1-32	309	326
7.000%, 3-1-32	200	212
7.000%, 7-1-32	462	489
6.000%, 9-1-32	1,842	1,876
6.000%, 2-1-33	455	463
5.500%, 5-1-33	839	839
5.500%, 5-1-33	587	588
5.500%, 5-1-33	380	380
5.500%, 6-1-33	649	649
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 8-15-28	26	26
6.500%, 8-15-28	36	37
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	114	125
		12,263

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.99%		$13,314
(Cost: $13,295)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.28%
United States Treasury Notes,
3.000%, 7-15-12 (E)	1,223	1,272

Treasury Obligations - 13.65%
United States Treasury Bonds:
7.500%, 11-15-16	1,500	1,884
7.250%, 8-15-22	4,000	5,184
6.250%, 8-15-23	5,250	6,288
5.250%, 2-15-29	1,150	1,270
United States Treasury Notes:
4.750%, 11-15-08	4,000	4,019
4.000%, 3-15-10	3,200	3,301
4.250%, 10-15-10	10,000	10,472
3.875%, 2-15-13	3,000	3,124
3.625%, 5-15-13	3,000	3,097
4.250%, 8-15-13	4,000	4,250
4.250%, 8-15-15	17,000	17,980
		60,869

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 13.93%		$62,141
(Cost: $58,190)

SHORT-TERM SECURITIES
Commercial Paper - 8.00%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	4,979	4,979
Avon Capital Corp. (Avon Products, Inc.):
2.200%, 10-3-08	5,000	4,999
2.050%, 10-8-08	3,698	3,697
Caterpillar Inc.:
1.850%, 10-27-08	4,000	3,995
2.100%, 10-28-08	5,000	4,992
Coca-Cola Company (The),
2.100%, 10-22-08	9,000	8,989
Danaher Corporation,
1.800%, 10-6-08	2,000	2,000
Pfizer Inc.,
1.800%, 10-8-08	2,000	1,999
		35,650

United States Government Obligations - 2.46%
United States Treasury Bills:
0.100%, 10-9-08	5,000	5,000
0.300%, 10-23-08	3,000	2,999
0.320%, 10-30-08	3,000	2,999
		10,998

TOTAL SHORT-TERM SECURITIES - 10.46%		$46,648
(Cost: $46,648)

TOTAL INVESTMENT SECURITIES - 100.00%		$445,958
(Cost: $377,830)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$313,480	$---
Level 2 - Other Significant Observable Inputs	132,404	---
Level 3 - Significant Unobservable Inputs	74	---
Total	$445,958	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$---	$---
Net realized gain (loss)	(9)	---
Net change in unrealized appreciation (depreciation)	22	---
Net purchases (sales)	(22)	---
Transfers in and/or out of Level 3	83	---
Ending Balance 9-30-08	$74	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$22	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $2,710 or 0.61% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $74 or 0.02% of total investments.

(D)Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Funds VIP Bond
September 30, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Banking - 1.33%
JPMorgan Chase & Co.,
6.000%, 1-15-18	$3,000	$2,736
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,500	1,471
		4,207
Beverage / Bottling - 0.70%
Coca-Cola Company (The),
5.350%, 11-15-17	2,250	2,224

Building Products - 0.83%
Hanson PLC,
7.875%, 9-27-10	2,500	2,623

Cable / Media - 1.10%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	1,250	1,293
EchoStar DBS Corporation,
6.375%, 10-1-11	750	690
Walt Disney Company (The),
4.700%, 12-1-12	1,500	1,492
		3,475
Chemicals - 0.63%
E.I. du Pont de Nemours and Company,
5.000%, 1-15-13	2,000	1,976

Conglomerate / Diversified Mfg - 0.16%
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	500

Consumer Products - 0.77%
Procter & Gamble Company (The),
8.000%, 9-1-24	2,000	2,423

Electric - 1.54%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,312
Duke Energy Corporation,
6.250%, 1-15-12	1,000	1,029
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	780
Pepco Holdings, Inc.,
4.000%, 5-15-10	750	737
		4,858
Electronics - 1.00%
Hewlett-Packard Company,
6.500%, 7-1-12	3,000	3,155

Finance - Other - 6.29%
Berkshire Hathaway Finance Corporation:
4.750%, 5-15-12	2,000	2,019
5.000%, 8-15-13 (A)	2,500	2,494
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (A)	146	15
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,724
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	2,265	1,828
General Electric Capital Corporation:
2.910%, 4-10-12 (B)	2,000	1,949
5.250%, 10-19-12	1,750	1,645
5.625%, 5-1-18	2,000	1,691
Student Loan Marketing Association,
0.000%, 10-3-22	3,000	1,463
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (A)	1,000	1,018
		19,846
Finance Companies - 0.15%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (C)	500	480

Food Processors - 0.16%
ConAgra, Inc.,
6.700%, 8-1-27	500	500

Gas - Pipelines - 0.55%
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	1,720

Health Care Supply - 0.62%
Johnson & Johnson,
5.150%, 7-15-18	2,000	1,965

Household Appliances - 0.30%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (A)	1,000	963

Information / Data Technology - 0.32%
IBM International Group Capital LLC,
5.050%, 10-22-12	1,000	1,008

Leasing - 0.35%
International Lease Finance Corporation,
5.000%, 4-15-10	1,500	1,111

Metals / Mining - 0.63%
BHP Billiton Finance (USA) Limited,
5.000%, 12-15-10	1,030	1,037
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	965
		2,002
Oil & Gas - 0.38%
Chesapeake Energy Corporation,
7.500%, 9-15-13	1,250	1,209

Oilfield Machinery & Service - 0.44%
Halliburton Company,
6.750%, 2-1-27	1,400	1,380

Other Mortgage-Backed Securities - 0.57%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,814

Other Non-Agency REMIC/CMO - 2.18%
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	878	830
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
4.589%, 2-25-34 (B)	885	643
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.415%, 9-25-34 (B)	2,270	397
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
5.388%, 12-25-34 (B)	3,144	1,100
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.935%, 3-25-34 (B)	1,449	1,109
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.685%, 5-25-34 (B)	1,465	275
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.686%, 11-25-35 (B)	1,232	123
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.612%, 12-25-35 (B)	1,271	111
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1,
6.051%, 2-25-36 (B)	1,290	81
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	3,000	2,207
		6,876
Paper / Forest Products - 0.11%
Westvaco Corporation,
7.500%, 6-15-27	328	331

Pharmaceuticals - 1.70%
Abbott Laboratories,
5.600%, 5-15-11	1,000	1,034
Amgen Inc.,
6.150%, 6-1-18	1,000	977
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	2,374
Merck & Co., Inc.,
4.750%, 3-1-15	1,000	983
		5,368
Publishing - 0.04%
Quebecor World Capital Corporation,
4.875%, 11-15-08 (D)	425	130

Securities - 0.82%
Merrill Lynch & Co., Inc.,
5.450%, 7-15-14	3,000	2,591

Sequential - 3.32%
Alternative Loan Trust 2005-J4,
5.500%, 11-25-35	1,750	1,414
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (B)	2,500	2,360
CHL Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	2,670	2,461
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (B)	2,000	1,894
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	2,500	2,359
		10,488
Service - Other - 0.12%
HCA - The Healthcare Company,
8.750%, 9-1-10	381	375

Support - 0.52%
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.464%, 3-25-35 (B)	2,762	1,643

Telecommunications - 2.94%
AT&T Inc.,
4.950%, 1-15-13	750	719
British Telecommunications plc,
5.150%, 1-15-13	3,500	3,266
Deutsche Telekom International Finance B.V.,
8.000%, 6-15-10	1,500	1,558
New York Telephone Company,
6.700%, 11-1-23	750	672
Pacific Bell,
7.250%, 11-1-27	750	713
SBC Communications Inc.,
3.014%, 11-14-08 (B)	500	499
Telecom Italia Capital,
6.999%, 6-4-18	1,250	1,121
Telefonos de Mexico, S.A. de C.V.,
4.500%, 11-19-08	750	748
		9,296

TOTAL CORPORATE DEBT SECURITIES - 30.57%		$96,537
(Cost: $111,756)

MUNICIPAL BONDS - TAXABLE
Massachusetts
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	1,250	1,261

TOTAL MUNICIPAL BONDS - TAXABLE - 0.40%		$1,261
(Cost: $1,250)

OTHER GOVERNMENT SECURITIES
Brazil - 0.17%
Federative Republic of Brazil (The),
9.250%, 10-22-10	500	548

Canada - 0.58%
Province de Quebec,
7.140%, 2-27-26	1,500	1,821

Supranational - 0.33%
Inter-American Development Bank,
8.400%, 9-1-09	1,000	1,039

TOTAL OTHER GOVERNMENT SECURITIES - 1.08%		$3,408
(Cost: $3,072)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 11.20%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (C)	7,500	7,723
Federal Farm Credit Bank:
3.750%, 12-6-10	1,225	1,234
4.050%, 9-29-11	2,000	1,997
Federal Home Loan Mortgage Corporation:
2.375%, 5-28-10	1,300	1,284
3.125%, 10-25-10	2,000	2,000
5.375%, 1-9-14	5,250	5,281
5.000%, 12-14-18	5,054	4,751
5.200%, 3-5-19	2,500	2,477
Federal National Mortgage Association:
5.080%, 5-14-10	2,000	2,026
5.125%, 11-2-12	4,000	4,088
4.000%, 1-18-13	2,500	2,495
		35,356
Mortgage-Backed Obligations - 37.25%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.260%, 6-1-34 (B)	389	395
5.663%, 7-1-36 (B)	998	1,015
5.452%, 12-1-36 (B)	2,442	2,491
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	963	959
3.500%, 12-15-16	461	454
5.000%, 5-15-19	1,000	983
5.000%, 7-15-19	958	957
5.000%, 5-15-23	1,500	1,470
5.000%, 11-15-24	477	480
5.000%, 3-15-25	4,000	3,841
6.000%, 3-15-29	255	261
7.500%, 9-15-29	449	482
4.250%, 3-15-31	852	841
5.000%, 5-15-31	3,492	3,498
5.000%, 9-15-32	1,500	1,444
5.500%, 5-15-34	685	695
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (E)
5.500%, 12-15-13	659	75
5.500%, 10-15-23	724	11
5.500%, 4-15-24	1,040	25
5.500%, 4-15-24	204	5
5.000%, 6-15-24	1,011	40
5.000%, 7-15-29	1,263	158
5.000%, 9-15-31	2,183	284
5.500%, 10-15-31	2,125	472
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	885	873
5.500%, 1-1-17	67	68
5.500%, 5-1-17	76	77
4.500%, 1-1-18	820	807
4.500%, 4-1-18	835	823
4.500%, 3-1-19	1,139	1,117
5.000%, 6-1-21	1,446	1,440
6.000%, 9-1-21	1,552	1,581
5.000%, 11-1-21	2,157	2,142
5.500%, 3-1-22	844	851
5.500%, 6-1-22	734	740
6.000%, 8-1-22	2,649	2,698
5.000%, 7-1-25	2,074	2,044
6.000%, 2-1-27	2,190	2,225
6.000%, 11-1-28	484	494
6.500%, 10-1-31	90	93
6.500%, 11-1-31	117	121
6.000%, 2-1-32	232	236
5.000%, 3-1-35	1,459	1,423
5.500%, 10-1-35	1,152	1,147
5.500%, 8-1-36	1,611	1,604
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.381%, 12-1-36 (B)	1,431	1,436
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	3,500	3,440
5.000%, 6-25-18	2,173	2,165
5.500%, 6-25-18	3,026	3,052
5.000%, 9-25-18	500	499
5.000%, 6-25-22	1,052	1,057
5.000%, 3-25-29	5,100	5,126
5.500%, 2-25-32	1,500	1,526
5.500%, 10-25-32	3,500	3,477
4.000%, 11-25-32	512	486
4.000%, 3-25-33	504	480
3.500%, 8-25-33	1,224	1,106
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (E)
5.000%, 3-25-18	454	19
5.500%, 1-25-33	2,144	415
5.500%, 11-25-36	9,242	2,144
5.500%, 8-25-37	3,440	727
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only),
5.750%, 8-25-32 (E)	1,929	287
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 11-1-13	6	6
7.000%, 10-1-14	7	8
6.000%, 3-1-16	25	25
6.000%, 3-1-16	22	23
5.500%, 1-1-17	632	644
5.500%, 2-1-17	253	258
5.500%, 1-1-18	387	394
5.000%, 3-1-18	1,565	1,570
5.000%, 3-1-18	764	766
4.000%, 11-1-18	921	894
4.500%, 6-1-19	2,671	2,624
4.500%, 8-1-19	3,651	3,586
5.000%, 12-1-19	2,522	2,523
5.000%, 6-1-20	795	793
5.500%, 11-1-22	3,381	3,411
5.500%, 10-1-23	602	615
5.000%, 4-1-24	2,115	2,080
4.500%, 7-25-24	1,000	905
5.000%, 5-1-28	4,598	4,511
6.000%, 12-1-28	93	95
5.500%, 9-25-31	1,000	999
5.000%, 6-25-32	5,000	4,930
5.500%, 2-1-33	2,851	2,854
6.000%, 4-1-33	918	935
5.500%, 6-1-33	1,912	1,912
5.000%, 9-1-33	3,590	3,510
5.000%, 5-1-35	1,755	1,713
6.500%, 11-1-37	952	971
5.500%, 1-25-39	853	861
Government National Mortgage Association Adjustable Rate Pass-Through Certificates,
3.750%, 1-20-34 (B)	401	405
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (E)
5.000%, 7-16-22	1,361	153
5.500%, 6-20-28	1,410	51
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	532	542
7.000%, 8-20-27	35	36
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	605	606
		117,591
Non-Agency REMIC/CMO - 3.33%
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.500%, 3-15-31	2,530	2,569
5.500%, 9-15-31	3,750	3,775
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.500%, 12-25-34	1,955	1,907
Government National Mortgage Association Non-Agency REMIC/CMO:
4.000%, 1-16-30	336	322
4.585%, 8-16-34	2,000	1,960
		10,533

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 51.78%		$163,480
(Cost: $163,397)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21	3,050	1,671
United States Treasury Bonds,
6.125%, 11-15-27	10,000	12,145
United States Treasury Notes:
4.125%, 8-31-12	7,000	7,384
4.250%, 8-15-13	8,950	9,509
4.000%, 2-15-14	6,000	6,302
8.000%, 11-15-21	1,000	1,365

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 12.15%		$38,376
(Cost: $36,877)

SHORT-TERM SECURITIES
Commercial Paper
Danaher Corporation,
1.800%, 10-6-08	2,000	2,000
Illinois Tool Works Inc.,
2.270%, 10-20-08	3,000	2,996
Pfizer Inc.,
1.800%, 10-8-08	5,000	4,998
Wisconsin Electric Power Co.,
4.000%, 10-1-08	2,683	2,683

TOTAL SHORT-TERM SECURITIES - 4.02%		$12,677
(Cost: $12,677)

TOTAL INVESTMENT SECURITIES - 100.00%		$315,739
(Cost: $329,029)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$---	$---
Level 2 - Other Significant Observable Inputs	313,637	---
Level 3 - Significant Unobservable Inputs	2,102	---
Total	$315,739	$---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$10,549	$---
Net realized gain (loss)	16	---
Net change in unrealized appreciation (depreciation)	(7,519)	---
Net purchases (sales)	3,063	---
Transfers in and/or out of Level 3	(4,007)	---
Ending Balance 9-30-08	$2,102	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(1,800)	$---

The net change in unrealized appreciation (depreciation) includes a change in accrued amortization which is not shown due to the amount being under five hundred dollars.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $4,490 or 1.42% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $8,203 or 2.60% of total investments.

(D)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this portfolio:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Funds VIP Core Equity
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 8.01%
General Dynamics Corporation	165	$12,147
Lockheed Martin Corporation	143	15,683
Raytheon Company	268	14,351
		42,181
Auto Parts & Equipment - 0.52%
BorgWarner Inc.	83	2,720

Biotechnology - 2.11%
Amgen Inc. (A)	187	11,098

Brewers - 2.04%
Molson Coors Brewing Company, Class B	230	10,743

Communications Equipment - 3.00%
QUALCOMM Incorporated	250	10,729
Telefonaktiebolaget LM Ericsson, ADR	538	5,096
		15,825
Computer Hardware - 8.32%
Apple Inc. (A)	147	16,757
Hewlett-Packard Company	585	27,050
		43,807
Construction & Farm Machinery & Heavy Trucks - 2.64%
Deere & Company	281	13,890

Consumer Finance - 3.60%
American Express Company	124	4,408
Capital One Financial Corporation	286	14,578
		18,986
Data Processing & Outsourced Services - 0.47%
Visa Inc., Class A	40	2,462

Diversified Banks - 0.64%
Wells Fargo & Company	89	3,352

Fertilizers & Agricultural Chemicals - 1.61%
Monsanto Company	86	8,502

Food Retail - 1.14%
Kroger Co. (The)	218	5,982

Health Care Equipment - 6.39%
Baxter International Inc.	148	9,680
Becton, Dickinson and Company	121	9,671
Medtronic, Inc.	286	14,309
		33,660
Home Entertainment Software - 3.47%
Activision Blizzard, Inc. (A)	881	13,574
Nintendo Co., Ltd. (B)	11	4,708
		18,282
Home Improvement Retail - 1.58%
Home Depot, Inc. (The)	271	7,019
Sherwin-Williams Company (The)	23	1,314
		8,333
Hypermarkets & Super Centers - 2.14%
Costco Wholesale Corporation	173	11,258

Independent Power Producers & Energy Traders - 0.86%
NRG Energy, Inc. (A)	182	4,514

Industrial Gases - 0.48%
Air Products and Chemicals, Inc.	37	2,538

Integrated Oil & Gas - 3.99%
Exxon Mobil Corporation	271	21,044

Investment Banking & Brokerage - 4.47%
Charles Schwab Corporation (The)	905	23,522

Life Sciences Tools & Services - 1.78%
Thermo Fisher Scientific Inc. (A)	171	9,388

Oil & Gas Equipment & Services - 4.97%
National Oilwell Varco, Inc. (A)	111	5,581
Schlumberger Limited	120	9,386
Smith International, Inc.	150	8,814
Weatherford International Ltd. (A)	95	2,388
		26,169
Oil & Gas Exploration & Production - 0.70%
XTO Energy Inc.	79	3,670

Other Diversified Financial Services - 5.88%
Bank of America Corporation	274	9,583
J.P. Morgan Chase & Co.	458	21,398
		30,981
Packaged Foods & Meats - 1.34%
General Mills, Inc.	103	7,044

Pharmaceuticals - 4.57%
Abbott Laboratories	154	8,856
Novartis AG, Registered Shares (B)	180	9,482
Schering-Plough Corporation	309	5,715
		24,053
Railroads - 3.93%
Union Pacific Corporation	291	20,736

Restaurants - 1.32%
YUM! Brands, Inc.	214	6,966

Semiconductor Equipment - 1.43%
Applied Materials, Inc.	496	7,508

Soft Drinks - 4.35%
Coca-Cola Company (The)	433	22,913

Tobacco - 4.95%
Lorillard, Inc.	191	13,575
Philip Morris International Inc.	260	12,521
		26,096

TOTAL COMMON STOCKS - 92.70%		$488,223
(Cost: $449,775)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 5.02%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$10,078	10,078
BP Capital Markets p.l.c.,
2.050%, 10-23-08	2,000	1,998
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
McCormick & Co. Inc.,
3.000%, 10-1-08	5,000	5,000
Praxair Inc.,
2.100%, 10-6-08	2,508	2,507
Wisconsin Electric Power Co.,
4.000%, 10-1-08	2,857	2,857
		26,435

United States Government Obligations - 2.28%
United States Treasury Bills:
0.100%, 10-9-08	9,000	9,000
0.300%, 10-23-08	3,000	2,999
		11,999

TOTAL SHORT-TERM SECURITIES - 7.30%		$38,434
(Cost: $38,434)

TOTAL INVESTMENT SECURITIES - 100.00%		$526,657
(Cost: $488,209)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$474,033	$---
Level 2 - Other Significant Observable Inputs	52,624	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$526,657	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

Securities with an aggregate market value of $14,191, representing 2.69% of total investments, have been valued in good faith by the Valuation Committee appointed by the Board of Directors.

The Investments of Ivy Funds VIP Dividend Opportunities
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.83%
Raytheon Company	50	$2,700

Asset Management & Custody Banks - 1.00%
AllianceBernstein Holding L.P.	40	1,478

Communications Equipment - 2.23%
Consolidated Communications Holdings, Inc.	86	1,293
Nokia Corporation, Series A, ADR	38	701
QUALCOMM Incorporated	30	1,294
		3,288
Computer Hardware - 0.92%
Hewlett-Packard Company	29	1,360

Construction & Engineering - 2.89%
Chicago Bridge & Iron Company N.V., NY Shares	44	847
Fluor Corporation	61	3,402
		4,249
Construction & Farm Machinery & Heavy Trucks - 3.23%
Caterpillar Inc.	27	1,630
Deere & Company	63	3,125
		4,755
Consumer Finance - 1.05%
Capital One Financial Corporation	30	1,545

Data Processing & Outsourced Services - 0.51%
Visa Inc., Class A	12	752

Department Stores - 0.81%
Nordstrom, Inc.	42	1,197

Distillers & Vintners - 1.45%
Diageo plc, ADR	31	2,136

Diversified Banks - 2.68%
U.S. Bancorp	54	1,940
Wells Fargo & Company	53	1,996
		3,936
Electrical Components & Equipment - 0.95%
Emerson Electric Co.	34	1,396

Fertilizers & Agricultural Chemicals - 1.88%
Monsanto Company	28	2,772

General Merchandise Stores - 0.44%
Target Corporation	13	650

Health Care Equipment - 1.13%
Medtronic, Inc.	33	1,666

Hotels, Resorts & Cruise Lines - 0.61%
Starwood Hotels & Resorts Worldwide, Inc.	32	896

Household Products - 4.89%
Colgate-Palmolive Company	60	4,541
Procter & Gamble Company (The)	38	2,646
		7,187
Independent Power Producers & Energy Traders - 0.98%
NRG Energy, Inc. (A)	58	1,447

Industrial Gases - 1.16%
Air Products and Chemicals, Inc.	25	1,703

Industrial REITs - 0.49%
ProLogis	18	725

Integrated Oil & Gas - 3.49%
BP p.l.c., ADR	16	810
Exxon Mobil Corporation	56	4,334
		5,144
Integrated Telecommunication Services - 0.46%
Iowa Telecommunications Services, Inc.	36	672

Life & Health Insurance - 1.34%
Aflac Incorporated	34	1,974

Multi-Utilities - 1.00%
Dominion Resources, Inc.	34	1,463

Office REITs - 0.95%
Douglas Emmett, Inc.	61	1,404

Oil & Gas Drilling - 0.71%
Transocean Inc.	10	1,048

Oil & Gas Equipment & Services - 7.48%
Halliburton Company	43	1,404
National Oilwell Varco, Inc. (A)	35	1,763
Schlumberger Limited	53	4,122
Smith International, Inc.	34	1,994
Weatherford International Ltd. (A)	68	1,717
		11,000
Oil & Gas Exploration & Production - 2.96%
Apache Corporation	25	2,572
XTO Energy Inc.	38	1,779
		4,351
Oil & Gas Storage & Transportation - 2.18%
El Paso Pipeline Partners, L.P.	71	1,140
Enbridge Inc.	28	1,074
NuStar GP Holdings, LLC	57	990
		3,204
Other Diversified Financial Services - 2.57%
J.P. Morgan Chase & Co.	81	3,774

Packaged Foods & Meats - 1.28%
Wm. Wrigley Jr. Company	24	1,886

Pharmaceuticals - 4.17%
Abbott Laboratories	73	4,189
Merck & Co., Inc.	62	1,947
		6,136
Property & Casualty Insurance - 1.83%
ACE Limited	17	933
Allstate Corporation (The)	15	704
Travelers Companies, Inc. (The)	23	1,055
		2,692
Railroads - 3.29%
Burlington Northern Santa Fe Corporation	18	1,633
Union Pacific Corporation	45	3,204
		4,837
Restaurants - 1.37%
McDonald's Corporation	33	2,010

Retail REITs - 1.12%
Simon Property Group, Inc.	17	1,648

Semiconductors - 1.26%
Microchip Technology Incorporated	63	1,850

Soft Drinks - 3.42%
Coca-Cola Company (The)	45	2,377
PepsiCo, Inc.	37	2,657
		5,034
Specialized Finance - 2.92%
CME Group Inc.	9	3,406
IntercontinentalExchange, Inc. (A)	11	887
		4,293
Steel - 0.76%
Nucor Corporation	28	1,110

Systems Software - 1.24%
Microsoft Corporation	68	1,818

Tobacco - 4.78%
Lorillard, Inc.	48	3,409
Philip Morris International Inc.	75	3,615
		7,024

TOTAL COMMON STOCKS - 81.71%		$120,210
(Cost: $119,682)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 2.72%
Pfizer Inc.,
1.800%, 10-8-08	$4,000	3,999

Repurchase Agreements - 15.57%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $22,903,
0.050%, 10-1-08 (B)	22,903	22,903

TOTAL SHORT-TERM SECURITIES - 18.29%		$26,902
(Cost: $26,902)

TOTAL INVESTMENT SECURITIES - 100.00%		$147,112
(Cost: $146,584)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$120,210	$ ---
Level 2 - Other Significant Observable Inputs	26,902	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$147,112	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $16,609 United States Treasury Bond, 8.500% due 2-15-20; market value and accrued interest aggregate $23,227.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

The Investments of Ivy Funds VIP Energy
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 3.24%
Arch Coal, Inc.	7	$219
Cameco Corporation	4	99
CONSOL Energy Inc.	4	170
Foundation Coal Holdings, Inc.	4	148
Peabody Energy Corporation	7	310
		946
Construction & Engineering - 4.33%
Chicago Bridge & Iron Company N.V., NY Shares	15	294
Fluor Corporation	9	524
Jacobs Engineering Group Inc. (A)	5	296
Shaw Group Inc. (The) (A)	5	152
		1,266
Construction & Farm Machinery & Heavy Trucks - 1.21%
Bucyrus International, Inc., Class A	8	353

Electric Utilities - 2.63%
Entergy Corporation	5	405
Exelon Corporation	6	363
		768
Electrical Components & Equipment - 3.97%
Energy Conversion Devices, Inc. (A)	4	244
First Solar, Inc. (A)	3	595
GT Solar International, Inc. (A)	15	160
Suntech Power Holdings Co., Ltd., ADR (A)	4	160
		1,159
Electronic Equipment & Instruments - 0.84%
SunPower Corporation, Class A (A)	3	245

Environmental & Facilities Services - 0.59%
EnergySolutions, Inc.	17	173

Independent Power Producers & Energy Traders - 1.24%
Mirant Corporation (A)	8	146
NRG Energy, Inc. (A)	9	218
		364
Industrial Machinery - 0.03%
John Bean Technologies Corporation (A)	1	9

Integrated Oil & Gas - 12.59%
BP p.l.c., ADR	8	394
ConocoPhillips	7	520
Exxon Mobil Corporation	11	819
Hess Corporation	4	296
Marathon Oil Corporation	7	281
Occidental Petroleum Corporation	9	641
Petroleo Brasileiro S.A. - Petrobras, ADR	6	270
SandRidge Energy, Inc. (A)	11	207
Suncor Energy Inc.	6	251
		3,679
Oil & Gas Drilling - 7.50%
ENSCO International Incorporated	6	320
Helmerich & Payne, Inc.	16	693
Nabors Industries Ltd. (A)	19	483
Patterson-UTI Energy, Inc.	13	257
Transocean Inc.	4	438
		2,191
Oil & Gas Equipment & Services - 23.74%
Baker Hughes Incorporated	6	357
BJ Services Company	20	385
Cameron International Corporation (A)	16	632
Complete Production Services, Inc. (A)	25	500
FMC Technologies, Inc. (A)	8	351
Halliburton Company	24	766
Honghua Group Limited (A)(B)	251	48
NATCO Group Inc., Class A (A)	7	299
National Oilwell Varco, Inc. (A)	18	887
Schlumberger Limited	12	957
Smith International, Inc.	12	707
Technip SA, ADR	3	151
Tenaris S.A., ADR	9	337
Weatherford International Ltd. (A)	22	561
		6,938
Oil & Gas Exploration & Production - 20.82%
Anadarko Petroleum Corporation	6	296
Apache Corporation	7	751
CNOOC Limited, ADR	2	212
Continental Resources, Inc. (A)	16	626
Devon Energy Corporation	7	647
EOG Resources, Inc.	6	555
Helix Energy Solutions Group, Inc. (A)	13	312
Newfield Exploration Company (A)	13	403
Noble Energy, Inc.	8	439
Southwestern Energy Company (A)	24	733
Talisman Energy Inc.	19	269
Ultra Petroleum Corp. (A)	6	329
XTO Energy Inc.	11	515
		6,087
Oil & Gas Refining & Marketing - 1.72%
CVR Energy, Inc. (A)	13	115
Sunoco, Inc.	5	165
Valero Energy Corporation	7	224
		504
Oil & Gas Storage & Transportation - 2.08%
El Paso Pipeline Partners, L.P.	13	209
Enbridge Inc.	11	400
		609
Semiconductor Equipment - 1.18%
Applied Materials, Inc.	23	347

Specialized Finance - 1.15%
IntercontinentalExchange, Inc. (A)	4	335

TOTAL COMMON STOCKS - 88.86%		$25,973
(Cost: $29,451)

PUT OPTIONS	Number of Contracts
Morgan Stanley & Co. International plc Custom Solar Basket Collar,
November/90, Expires 11-24-08	1,875	225

TOTAL PUT OPTIONS - 0.77%		$225
(Cost: $169)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $3,030,
0.050%, 10-1-08 (C)	$3,030	3,030

TOTAL SHORT-TERM SECURITIES - 10.37%		$3,030
(Cost: $3,030)

TOTAL INVESTMENT SECURITIES - 100.00%		$29,228
(Cost: $32,650)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$25,925	$ ---
Level 2 - Other Significant Observable Inputs	3,078	---
Level 3 - Significant Unobservable Inputs	---	186
Total	$29,003	$186

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	180
Net purchases (sales)	---	6
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$ ---	$186

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ ---	$180

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following written call options were outstanding at September 30, 2008:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Morgan Stanley & Co. International plc Custom Solar Basket Collar	1,875	November/110	$163	$39

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Collateralized by $2,719 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $3,071.

The following acronym is used throughout this portfolio:
ADR = American Depository Receipts

The Investments of Ivy Funds VIP Global Natural Resources
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Australia - 0.58%
BHP Billiton Limited, ADR	4	$198
Paladin Energy Ltd (A)(B)	123	392
Sino Gold Mining Limited (A)(B)	5	16
Sino Gold Mining Limited (A)(B)(C)	12	39
		645
Bermuda - 0.33%
Bunge Limited	5	310
Katanga Mining Limited (A)(B)	11	50
		360
Brazil - 15.14%
Aracruz Celulose S.A., ADR	6	216
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (B)	10	133
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	10	272
Companhia de Saneamento de Minas Gerais (B)	87	920
Companhia Energetica de Minas Gerais - CEMIG, ADR	58	1,141
Companhia Siderurgica Nacional, ADR	22	459
Companhia Vale do Rio Doce, ADR	233	4,115
CPFL Energia S.A. (B)	16	307
Petroleo Brasileiro S.A.- PETROBRAS, ADR	164	6,129
Suzano Bahia Sul Papel E Celulose S.A. (B)	191	1,646
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (B)	27	536
Votorantim Celulose e Papel S.A. (B)	20	301
Votorantim Celulose e Papel S.A., ADR	33	515
		16,690
Canada - 7.56%
Aquiline Resources Inc. (A)(B)	39	154
ARISE Technologies Corporation (A)(B)	105	87
Atacama Minerals Corp. (A)(B)	120	58
Canadian Natural Resources Limited (A)(B)	10	672
First Quantum Minerals Ltd. (B)	13	477
MGM Energy Corp. (A)(B)	245	113
Pason Systems Inc. (B)	20	241
Potash Corporation of Saskatchewan Inc.	45	5,967
Silver Wheaton Corp. (A)(B)	9	75
Sino-Forest Corporation (A)(B)(C)	39	493
		8,337
Cayman Islands - 3.63%
China High Speed Transmission Equipment Group Co.,Ltd. (B)	269	492
JA Solar Holdings Co., Ltd., ADR (A)	108	1,138
Noble Corporation	24	1,058
Subsea 7 Inc. (A)(B)	58	783
Suntech Power Holdings Co., Ltd., ADR (A)	15	527
		3,998
Chile - 0.94%
Sociedad Quimica y Minera de Chile S.A., ADR	41	1,039

China - 1.73%
Yingli Green Energy Holding Company Limited, ADR (A)	173	1,905

Cyprus - 0.25%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(D)	70	280

France - 0.67%
Saft Groupe SA (B)	3	115
Vallourec (B)	3	626
		741
Germany - 2.54%
Q-Cells AG (A)(B)	5	417
SGL Carbon AG (A)(B)	39	1,529
Wacker Chemie AG (A)(B)	6	852
		2,798
Hong Kong - 0.23%
Fushan International Energy Group Limited (A)(B)	158	61
Guangdong Investment Limited (B)	770	182
Harbin Power Equipment Company Limited (A)(B)	21	15
		258
Indonesia - 0.70%
PT Bumi Resources Tbk (B)	470	156
PT Indo Tambangraya Megah Tbk. (A)(B)	63	145
PT Perusahaan Perkebunan London Sumatra IndonesiaTbk (A)(B)	170	63
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)(B)	422	414
		778
Israel - 1.08%
Israel Chemicals Ltd. (A)(B)	83	1,193

Kazakhstan - 0.46%
Joint Stock Company KazMunaiGas Exploration Production, GDR (B)	32	512

Luxembourg - 0.33%
Tenaris S.A., ADR	10	366

Netherlands - 0.33%
AMG Advanced Metallurgical Group N.V. (A)(B)	9	360

Norway - 3.88%
Aker Solutions ASA (B)	67	1,090
Renewable Energy Corporation ASA (A)(B)	135	2,495
SeaDrill Limited (B)	33	692
		4,277
Panama - 2.40%
McDermott International, Inc. (A)	104	2,644

Philippines - 0.19%
Energy Development Corporation (B)	1,926	168
Manila Water Company, Inc. (A)(B)	115	41
		209
Russia - 8.07%
OAO LUKOIL, ADR	10	614
OAO TMK, GDR (B)	19	489
Open Joint Stock Company Gazprom, ADR (B)	187	5,960
Uralkali Group, GDR (A)(B)	58	1,829
		8,892
Singapore - 0.43%
Indofood Agri Resources Ltd. (A)(B)	119	66
Straits Asia Resources Limited (A)(B)	385	405
		471
South Africa - 0.61%
Impala Platinum Holdings Limited (B)	33	672

Taiwan - 0.09%
Epistar Corporation (A)(B)	74	100

Thailand - 0.67%
Banpu Public Company Limited (A)(B)	65	568
Banpu Public Company Limited, Registered Shares (A)(B)	19	170
		738
United Kingdom - 1.24%
Eurasian Natural Resources Corporation PLC (A)(B)	59	536
Randgold Resources Limited, ADR	20	827
		1,363
United States - 41.22%
Allegheny Technologies Incorporated	59	1,732
Boardwalk Pipeline Partners, LP	14	297
Cameron International Corporation (A)	42	1,611
Celanese Corporation, Series A	39	1,075
Commercial Metals Company	27	449
Complete Production Services, Inc. (A)	56	1,127
Copano Energy, L.L.C., Units	20	480
Cytec Industries Inc.	8	303
DCP Midstream Partners, LP	5	76
Denbury Resources Inc. (A)	10	187
Domtar Corporation (A)	446	2,051
Enbridge Energy Partners, L.P.	2	72
Energy Recovery, Inc. (A)	19	183
Energy Transfer Equity, L.P.	18	381
Energy Transfer Partners, L.P.	30	1,086
Enterprise Products Partners L.P.	20	502
First Solar, Inc. (A)	6	1,039
FMC Corporation	4	200
Foster Wheeler Ltd. (A)	7	238
Freeport-McMoRan Copper & Gold Inc., Class B	17	944
GrafTech International Ltd. (A)	100	1,517
Halliburton Company (E)	103	3,339
Hess Corporation	20	1,658
Intrepid Potash, Inc. (A)	10	298
Magellan Midstream Partners, L.P. (A)	2	49
MarkWest Energy Partners, L.P.	7	184
Massey Energy Company	99	3,517
Mosaic Company	57	3,884
National Oilwell Varco, Inc. (A)	54	2,728
Peabody Energy Corporation	65	2,934
Petrohawk Energy Corporation (A)	217	4,683
Plains All American Pipeline, L.P.	16	622
Regency Energy Partners LP	10	179
Rockwood Holdings, Inc. (A)	61	1,563
Shaw Group Inc. (The) (A)	15	452
Smith International, Inc.	14	845
Targa Resources Partners LP	8	133
Transocean Inc.	19	2,120
Verso Paper Holdings LLC	77	203
Williams Partners L.P.	19	499
		45,440

TOTAL COMMON STOCKS - 95.30%		$105,066
(Cost: $128,398)

PREFERRED STOCKS
Brazil - 2.42%
Bradespar S.A. (B)	69	944
CESP - Companhia Energetica de Sao Paulo (B)	110	951
Companhia Energetica de Minas Gerais - CEMIG (B)	39	770
		2,665
United States - 0.19%
Konarka Technologies, Inc., 8.0% Cumulative (A)(D)	68	211

TOTAL PREFERRED STOCKS - 2.61%		$2,876
(Cost: $3,511)

CORPORATE DEBT SECURITIES	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (C)(F)(G)	BRL180	95

TOTAL CORPORATE DEBT SECURITIES - 0.09%		$95
(Cost: $87)

SHORT-TERM SECURITIES
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $2,205,
0.050%, 10-1-08 (H)	$2,205	2,205

TOTAL SHORT-TERM SECURITIES - 2.00%		$2,205
(Cost: $2,205)

TOTAL INVESTMENT SECURITIES - 100.00%		$110,242
(Cost: $134,201)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$84,201	$354
Level 2 - Other Significant Observable Inputs	25,456	---
Level 3 - Significant Unobservable Inputs	585	---
Total	$110,242	$354

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$502	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)**	63	---
Net purchases (sales)	20	---
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$585	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ (18)	$---

**Net change in unrealized depreciation includes a change in accrued amortization which is not shown due to the amount being under five hundred dollars.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following forward currency contracts were outstanding at September 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	40	10-30-08	$1	$-
Sell	British Pound	20	11-6-08	3	-
Sell	British Pound	10	12-18-08	-	-	*
Sell	Euro	250	10-30-08	38	-
Sell	Euro	20	11-6-08	2	-
Sell	Euro	400	12-4-08	11	-
Sell	Norwegian Krone	400	10-9-08	10	-
Sell	Norwegian Krone	1,500	10-16-08	41	-
Sell	Norwegian Krone	1,500	10-23-08	37	-
Sell	Norwegian Krone	1,500	10-30-08	34	-
Sell	Norwegian Krone	2,100	11-6-08	45	-
Sell	Norwegian Krone	4,400	11-20-08	58	-
Sell	Norwegian Krone	2,625	12-4-08	27	-
Sell	South African Rand	780	10-8-08	6	-
Sell	South African Rand	1,400	10-22-08	13	-
Sell	South African Rand	2,100	10-29-08	21	-
Sell	South African Rand	970	11-5-08	7	-

				$354	$-	*

*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $627 or 0.57% of total investments.

(D)Restricted securities. At September 30, 2008, the following restricted securities were owned:

Security	Acquisition Date	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited:	5-1-07	65	$98	$260
	4-17-08	5	20	20
Konarka Technologies, Inc.	8-31-07	68	211	211

			$329	$491

The total value of these securities represented approximately 0.45% of total investments at September 30, 2008

(E)Security serves as cover for the following written options outstanding at September 30, 2008:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Halliburton Company	-*	October/55.0	$35	$-	*

*Not shown due to rounding as amount is less than 500.

(F)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)Collateralized by $1,623 United States Treasury Bond, 8.875% due 8-15-17; market value and accrued interest aggregate $2,245.

Securities with an aggregate market value of $23,837, representing 21.62% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The Investments of Ivy Funds VIP Growth
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 7.37%
General Dynamics Corporation	300	$22,116
Lockheed Martin Corporation	181	19,872
Raytheon Company	368	19,665
United Technologies Corporation	170	10,210
		71,863
Biotechnology - 8.37%
Genentech, Inc. (A)	440	39,019
Genzyme Corporation (A)	65	5,257
Gilead Sciences, Inc. (A)	818	37,351
		81,627
Communications Equipment - 6.64%
Cisco Systems, Inc. (A)	745	16,800
QUALCOMM Incorporated	867	37,268
Research In Motion Limited (A)	157	10,723
		64,791
Computer Hardware - 7.10%
Apple Inc. (A)	286	32,457
Hewlett-Packard Company	795	36,761
		69,218
Construction & Farm Machinery & Heavy Trucks - 2.26%
Deere & Company	446	22,087

Data Processing & Outsourced Services - 1.55%
MasterCard Incorporated, Class A	41	7,182
Visa Inc., Class A	130	7,980
		15,162
Department Stores - 0.81%
Kohl's Corporation (A)	173	7,949

Electrical Components & Equipment - 1.79%
Emerson Electric Co.	427	17,425

Fertilizers & Agricultural Chemicals - 4.71%
Monsanto Company	464	45,927

Health Care Equipment - 3.48%
Baxter International Inc.	395	25,924
Medtronic, Inc.	105	5,261
Zimmer Holdings, Inc. (A)	42	2,724
		33,909
Health Care Supplies - 3.32%
Alcon, Inc.	151	24,404
DENTSPLY International Inc.	213	7,976
		32,380
Home Entertainment Software - 2.43%
Activision Blizzard, Inc. (A)	960	14,784
Electronic Arts Inc. (A)	243	8,969
		23,753
Household Products - 5.35%
Colgate-Palmolive Company	655	49,354
Procter & Gamble Company (The)	40	2,788
		52,142
Hypermarkets & Super Centers - 3.16%
Wal-Mart Stores, Inc.	515	30,843

Industrial Gases - 0.48%
Praxair, Inc.	65	4,663

Internet Software & Services - 1.93%
Google Inc., Class A (A)	47	18,808

Investment Banking & Brokerage - 1.82%
Goldman Sachs Group, Inc. (The)	139	17,765

Life & Health Insurance - 1.56%
Aflac Incorporated	260	15,275

Life Sciences Tools & Services - 1.87%
Thermo Fisher Scientific Inc. (A)	333	18,288

Oil & Gas Equipment & Services - 9.38%
National Oilwell Varco, Inc. (A)	273	13,688
Schlumberger Limited	466	36,359
Smith International, Inc.	488	28,605
Weatherford International Ltd. (A)	510	12,821
		91,473
Other Diversified Financial Services - 0.48%
J.P. Morgan Chase & Co.	99	4,643

Pharmaceuticals - 4.88%
Abbott Laboratories	827	47,607

Restaurants - 3.37%
McDonald's Corporation	303	18,664
YUM! Brands, Inc.	436	14,208
		32,872
Semiconductors - 1.70%
Microchip Technology Incorporated	564	16,590

Soft Drinks - 6.14%
Coca-Cola Company (The)	810	42,833
PepsiCo, Inc.	240	17,105
		59,938
Specialized Finance - 1.67%
CME Group Inc.	42	16,289

TOTAL COMMON STOCKS - 93.62%		$913,287
(Cost: $779,034)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 5.35%
Avon Capital Corp. (Avon Products, Inc.),
2.050%, 10-8-08	$3,000	2,999
Campbell Soup Co.,
1.930%, 10-14-08	4,000	3,997
Caterpillar Inc.:
1.850%, 10-27-08	2,000	1,997
2.100%, 10-28-08	7,000	6,989
Clorox Co.,
5.000%, 10-1-08	2,775	2,775
Coca-Cola Company (The),
2.100%, 10-22-08	5,000	4,994
Danaher Corporation,
1.800%, 10-6-08	7,000	6,998
General Mills, Inc.,
2.800%, 10-9-08	2,500	2,498
Illinois Tool Works Inc.,
2.270%, 10-20-08	5,000	4,994
Pfizer Inc.,
1.800%, 10-8-08	10,000	9,997
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.100%, 10-7-08	4,000	3,998
		52,236

United States Government Obligations - 1.03%
United States Treasury Bills:
0.100%, 10-23-08	4,000	4,000
0.300%, 10-23-08	3,000	3,000
0.320%, 10-30-08	3,000	2,999
		9,999

TOTAL SHORT-TERM SECURITIES - 6.38%		$62,235
(Cost: $62,235)

TOTAL INVESTMENT SECURITIES - 100.00%		$975,522
(Cost: $841,269)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$913,287	$---
Level 2 - Other Significant Observable Inputs	62,235	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$975,522	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The Investments of Ivy Funds VIP High Income
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Broadcasting - 0.00%
Citadel Broadcasting Corporation (A)	15	$12

Casinos & Gaming - 0.05%
Pinnacle Entertainment, Inc. (A)	13	94

Health Care Services - 0.18%
HMS Holdings Corp. (A)	14	336

Movies & Entertainment - 0.28%
RHI Entertainment, Inc. (A)	35	516

Oil & Gas Equipment & Services - 0.37%
Baker Hughes Incorporated	5	303
Schlumberger Limited	5	390
		693
Oil & Gas Storage & Transportation - 0.12%
Inergy, L.P.	10	214

Wireless Telecommunication Service - 0.07%
NII Holdings, Inc. (A)	4	133

TOTAL COMMON STOCKS - 1.07%		$1,998
(Cost: $2,160)

CORPORATE DEBT SECURITIES	Principal
Aerospace - 0.73%
Esterline Technologies Corporation,
7.750%, 6-15-13	$750	735
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.750%, 4-1-17	500	447
L-3 Communications Corporation,
6.125%, 1-15-14	200	185
		1,367
Airlines - 0.49%
Delta Air Lines, Inc.:
8.954%, 8-10-14	581	410
8.021%, 8-10-22	719	507
		917
Aluminum - 0.41%
Aleris International, Inc.:
9.000%, 12-15-14	750	457
10.000%, 12-15-16	500	310
		767
Apparel, Accessories & Luxury Goods - 0.47%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,000	880

Automobile Manufacturers - 1.88%
Ford Motor Company,
7.450%, 7-16-31	500	215
General Motors Corporation,
7.200%, 1-15-11	1,250	734
UCI Holdco, Inc.,
10.319%, 12-15-13 (B)(C)	2,449	1,850
United Auto Group, Inc.,
7.750%, 12-15-16	1,000	715
		3,514
Automotive Retail - 1.22%
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,500	2,275

Building Products - 6.19%
Builders FirstSource, Inc.,
7.054%, 2-15-12 (B)	1,250	806
CPG International I Inc.,
10.500%, 7-1-13	2,000	1,360
Interface, Inc.,
9.500%, 2-1-14	3,000	3,030
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	1,600	1,440
Nortek, Inc.,
10.000%, 12-1-13 (D)	1,000	880
PIH Acquisition Co.,
10.750%, 10-1-13	475	285
Ply Gem Industries, Inc.:
9.000%, 2-15-12	4,500	2,453
11.750%, 6-15-13 (D)	1,500	1,290
		11,544
Cable & Satellite - 3.49%
Cablevision Systems Corporation,
7.133%, 4-1-09 (B)	2,905	2,869
CSC Holdings Inc,
8.500%, 6-15-15 (D)	600	557
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16 (D)	2,000	1,810
EchoStar DBS Corporation,
7.750%, 5-31-15	1,500	1,271
		6,507
Capital Goods - 1.49%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,057
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	1,025	964
11.750%, 8-1-16	500	472
8.875%, 9-1-16	310	282
		2,775
Casinos & Gaming - 3.94%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10	1,750	1,190
MGM MIRAGE,
8.500%, 9-15-10	2,750	2,530
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	2,465	2,382
8.750%, 10-1-13	500	479
7.500%, 6-15-15	250	185
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (D)	800	576
		7,342
Chemicals - 3.67%
Compass Minerals International, Inc.,
12.000%, 6-1-13	1,525	1,617
Momentive Performance Materials Inc.:
9.750%, 12-1-14	2,500	1,975
11.500%, 12-1-16	1,000	680
Mosaic Company (The):
7.375%, 12-1-14 (D)	500	517
7.625%, 12-1-16 (D)	2,000	2,042
		6,831
Consumer Finance - 2.52%
ASG Consolidated LLC and ASG Finance, Inc.,
0.000%, 11-1-11 (E)	3,325	2,959
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,564	1,376
iPayment, Inc.,
9.750%, 5-15-14	450	360
		4,695
Consumer Products - 2.30%
Ames True Temper, Inc.,
6.791%, 1-15-12 (B)	1,650	1,237
Visant Holding Corp.,
8.750%, 12-1-13	3,325	3,051
		4,288
Containers - 3.12%
Freescale Semiconductor, Inc.:
8.875%, 12-15-14	1,260	869
9.125%, 12-15-14	500	315
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	750	694
9.875%, 10-15-14	1,000	870
Huntsman International LLC,
7.375%, 1-1-15	1,275	1,071
Solo Cup Company,
8.500%, 2-15-14	2,500	2,000
		5,819
Finance - 1.42%
Ford Motor Credit Company:
9.750%, 9-15-10	1,000	717
9.875%, 8-10-11	1,000	691
5.538%, 1-13-12 (B)	350	224
8.000%, 12-15-16	1,000	632
Ford Motor Credit Company LLC,
12.000%, 5-15-15	500	382
		2,646
Gas Pipe Lines - 0.32%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	595

Health Care Facilities / Supplies - 9.72%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (D)	400	380
Biomet, Inc.:
10.000%, 10-15-17	750	765
11.625%, 10-15-17	850	854
HCA Inc.:
6.750%, 7-15-13	2,000	1,680
9.125%, 11-15-14	475	462
9.250%, 11-15-16	575	559
9.625%, 11-15-16	825	784
HealthSouth Corporation:
9.133%, 6-15-14 (B)	3,250	3,152
10.750%, 6-15-16	1,750	1,767
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	1,000	957
11.750%, 11-15-14	1,500	1,343
Rural/Metro Corporation,
0.000%, 3-15-16 (E)	1,415	920
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	1,680
US Oncology, Inc.:
9.000%, 8-15-12	1,295	1,295
10.750%, 8-15-14	1,500	1,508
		18,106
Homebuilding - 0.46%
Toll Corp.,
8.250%, 12-1-11	890	854

Household Products - 1.40%
Simmons Bedding Company,
7.875%, 1-15-14	1,225	919
Simmons Company,
0.000%, 12-15-14 (E)	3,000	1,680
		2,599
Internet Software & Services - 0.44%
Intcomex, Inc.,
11.750%, 1-15-11	1,000	830

Leisure - 1.19%
AMC Entertainment Inc.,
11.000%, 2-1-16	1,500	1,478
Marquee Holdings Inc.,
9.505%, 8-15-14	1,000	737
		2,215
Lodging - 0.34%
Gaylord Entertainment Company,
6.750%, 11-15-14	750	630

Oil & Gas Storage & Transportation - 0.99%
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	2,000	1,840

Packaged Foods & Meats - 1.44%
Central Garden & Pet Company,
9.125%, 2-1-13	3,500	2,695

Paper & Forest Products - 1.56%
Buckeye Technologies Inc.:
8.000%, 10-15-10	2,645	2,447
8.500%, 10-1-13	500	465
		2,912
Pharmaceuticals - 0.28%
Warner Chilcott Corporation,
8.750%, 2-1-15	533	525

Precious Metals & Minerals - 1.21%
Freeport-McMoRan Copper & Gold Inc.:
5.883%, 4-1-15 (B)	1,000	958
8.250%, 4-1-15	825	811
8.375%, 4-1-17	500	492
		2,261
Publishing - 1.11%
Lamar Advertising Company,
6.625%, 8-15-15	2,000	1,655
Lamar Media Corp.,
6.625%, 8-15-15	500	414
		2,069
Railroads - 2.54%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	350	334
7.375%, 6-1-14	500	478
Kansas City Southern Railway Company (The),
7.500%, 6-15-09	2,775	2,775
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,147
		4,734
Restaurants - 1.87%
NPC International, Inc.,
9.500%, 5-1-14	4,250	3,485

Retail Propane Distributers - 0.46%
Ferrellgas Partners, L.P. and Ferrellgas PartnersFinance Corp.,
8.750%, 6-15-12	1,000	855

Retail Stores - 5.97%
Dollar General Corporation:
10.625%, 7-15-15	3,750	3,694
11.875%, 7-15-17	750	694
Jostens IH Corp.,
7.625%, 10-1-12	1,500	1,376
Pantry, Inc. (The),
7.750%, 2-15-14	975	753
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	1,750	1,649
10.500%, 11-15-16	1,000	950
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,353	920
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	1,100	1,078
		11,114
Secondary Oil & Gas Producers - 2.43%
Denbury Resources Inc.:
7.500%, 4-1-13	250	236
7.500%, 12-15-15	500	460
EXCO Resources, Inc.,
7.250%, 1-15-11	900	851
Petrohawk Energy Corporation:
9.125%, 7-15-13	2,250	2,115
7.875%, 6-1-15 (D)	1,000	870
		4,532
Service - Other - 9.43%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	1,000	978
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,000	933
Carriage Services, Inc.,
7.875%, 1-15-15	150	132
Corrections Corporation of America,
7.500%, 5-1-11	1,000	996
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	1,000	835
10.250%, 6-1-16	2,500	2,000
Iron Mountain Incorporated,
8.625%, 4-1-13	1,500	1,477
KAR Holdings, Inc.:
6.801%, 5-1-14 (B)	1,750	1,374
8.750%, 5-1-14	160	130
10.000%, 5-1-15	160	123
Laureate Education, Inc.:
10.000%, 8-15-15 (D)	1,000	850
11.000%, 8-15-15 (C)(D)	771	637
11.750%, 8-15-17 (D)	375	319
Reddy Ice Holdings, Inc.,
0.000%, 11-1-12 (E)	2,850	2,195
Tube City IMS Corporation,
9.750%, 2-1-15	640	570
West Corporation:
9.500%, 10-15-14	1,500	1,147
11.000%, 10-15-16	4,000	2,880
		17,576
Technology - 5.23%
L-3 Communications Corporation,
5.875%, 1-15-15	1,000	905
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	563
10.250%, 8-15-15	3,500	3,036
Viasystems, Inc.,
10.500%, 1-15-11	500	488
Xerox Capital Trust I,
8.000%, 2-1-27	5,250	4,765
		9,757
Utilities - 1.43%
Dynegy Holdings Inc.,
8.375%, 5-1-16	1,500	1,305
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.250%, 11-1-15 (D)	1,500	1,354
		2,659
Wireless Telecommunication Service - 2.11%
MetroPCS Communications, Inc.,
9.250%, 11-1-14	3,000	2,805
Sprint Capital Corporation,
7.625%, 1-30-11	1,250	1,137
		3,942

TOTAL CORPORATE DEBT SECURITIES - 85.27%		$158,952
(Cost: $183,183)

SENIOR LOANS
Casinos & Gaming - 0.82%
Las Vegas Sands, LLC:
4.560%, 5-23-14 (B)	1,660	1,275
4.560%, 5-23-14 (B)	335	258
		1,533
Chemicals - 0.47%
Basell AF S.C.A, BIL Acquisition Holdings Limited, Basell Holdings B.V., Basell Finance Company B.V. and Basell Germany Holdings GmbH,
7.000%, 12-20-14 (B)	1,247	871

Consumer Products - 1.45%
Wm. Wrigley Jr. Company,
0.000%, 7-17-14 (B)	2,750	2,697

Health Care Facilities / Supplies - 1.41%
CHS/Community Health Systems, Inc.:
1.000%, 7-25-14 (B)	122	107
4.719%, 7-25-14 (B)	574	504
5.060%, 7-25-14 (B)	1,804	1,584
HCA Inc.,
5.051%, 11-18-13 (B)	497	440
		2,635
Utilities - 0.78%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
5.989%, 10-10-14 (B)	452	380
6.169%, 10-10-14 (B)	13	11
6.302%, 10-10-14 (B)	1,268	1,065
		1,456

TOTAL SENIOR LOANS - 4.93%		$9,192
(Cost: $10,154)

SHORT-TERM SECURITIES
Commercial Paper
Alcoa Incorporated,
5.850%, 10-10-08	1,500	1,498
Clorox Co.:
5.000%, 10-1-08	6,785	6,785
6.000%, 10-7-08	2,000	1,998
Kellogg Co.,
5.000%, 10-3-08	3,000	2,999
Wisconsin Electric Power Co.,
2.750%, 10-10-08	3,000	2,998

TOTAL SHORT-TERM SECURITIES - 8.73%		$16,278
(Cost: $16,278)

TOTAL INVESTMENT SECURITIES - 100.00%		$186,420
(Cost: $211,775)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,998	$---
Level 2 - Other Significant Observable Inputs	181,059	---
Level 3 - Significant Unobservable Inputs	3,363	---
Total	$186,420	$---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$2,903	$---
Net realized gain (loss)	(411)	---
Net change in unrealized appreciation (depreciation)	(201)	---
Net purchases (sales)	(1,375)	---
Transfers in and/or out of Level 3	2,447	---
Ending Balance 9-30-08	$3,363	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(108)	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(C)Payment in kind bonds.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $12,082 or 6.48% of total investments.

(E)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

The Investments of Ivy Funds VIP International Growth
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Australia - 1.93%
Boart Longyear Limited (A)(B)	1,110	$1,001
Telstra Corporation Limited (B)	800	2,684
		3,685
Brazil - 1.97%
BM&F BOVESPA S.A. - Bolsa de Valores, Mercadorias e Futuros (B)(C)(D)	71	314
Companhia Vale do Rio Doce, ADR	65	1,245
Petroleo Brasileiro S.A. - Petrobras, ADR	50	2,197
		3,756
Canada - 2.29%
Shoppers Drug Mart Corporation (A)(B)	40	1,915
Shoppers Drug Mart Corporation (B)	51	2,461
		4,376
Denmark - 1.08%
Carlsberg Group (B)(D)	27	2,059

Finland - 1.96%
Fortum Oyj (B)	84	2,819
Nokia OYJ (B)	50	933
		3,752
France - 10.18%
ALSTOM (B)	14	1,093
AXA S.A. (B)	81	2,651
Carrefour S.A. (B)(D)	21	990
EDF SA (B)(D)	25	1,772
Lafarge (B)	9	948
LVMH Moet Hennessy - Louis Vuitton (B)	10	878
Pinault-Printemps-Redoute SA (B)(D)	20	1,745
Societe Generale (B)	13	1,123
TOTAL S.A. (B)	64	3,888
VINCI (B)	93	4,363
		19,451
Germany - 13.77%
Allianz Aktiengesellschaft, Registered Shares (B)(D)	14	1,929
BASF Aktiengesellschaft (B)(D)	20	965
Bayer Aktiengesellschaft (B)	99	7,297
Beiersdorf Aktiengesellschaft (B)	20	1,238
Deutsche Bank AG (B)(D)	25	1,815
E.ON AG (B)	87	4,419
K+S Aktiengesellschaft (B)	20	1,395
Linde Aktiengesellschaft (B)	10	1,071
Siemens AG (B)	36	3,405
Vossloh AG (B)	27	2,774
		26,308
Greece - 1.79%
Bank of Cyprus Limited (B)	174	1,385
National Bank of Greece S.A. (B)	50	2,044
		3,429
Hong Kong - 0.91%
Cheung Kong (Holdings) Limited (B)	62	702
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(C)(D)	2,720	1,034
		1,736
India - 0.35%
ICICI Bank Limited, ADR	28	668

Italy - 3.94%
Banca Intesa S.p.A. (B)	330	1,815
Finmeccanica SpA (B)	43	921
Prysmian SpA (A)(B)	30	580
Saipem S.p.A. (B)	95	2,828
UniCredit S.p.A. (B)	372	1,391
		7,535
Japan - 12.39%
Canon Inc. (B)	32	1,194
Central Japan Railway Company (B)	-*	2,169
East Japan Railway Company (B)	-*	2,461
Japan Tobacco Inc. (B)	1	3,392
Mitsubishi Electric Corporation (B)	355	2,395
Nintendo Co., Ltd. (B)	11	4,666
Shin-Etsu Chemical Co., Ltd. (B)	44	2,069
Toyota Motor Corporation (B)	66	2,822
YAMADA-DENKI Co., Ltd. (B)(D)	33	2,501
		23,669
Netherlands - 1.39%
Heineken N.V. (B)	66	2,652

Norway - 1.83%
Orkla ASA (B)	293	2,696
SeaDrill Limited (B)	38	796
		3,492
Spain - 2.07%
Telefonica, S.A. (B)	166	3,952

Sweden - 1.53%
Atlas Copco AB, Class A (B)	96	1,091
H & M Hennes & Mauritz AB (B)	45	1,842
		2,933
Switzerland - 11.57%
Nestle S.A., Registered Shares (B)	213	9,205
Roche Holdings AG, Genussschein (B)	36	5,667
Syngenta AG (B)	14	2,847
TEMENOS Group AG (B)(D)	134	2,554
Zurich Financial Services, Registered Shares (B)	7	1,828
		22,101
United Kingdom - 17.36%
Anglo American plc (B)	49	1,648
BAE Systems plc (B)	474	3,494
Barclays PLC (B)	227	1,349
BHP Billiton Plc (B)(D)	83	1,880
British American Tobacco p.l.c. (B)	164	5,354
IG Group Holdings plc (A)(B)	258	1,466
Informa plc (B)	373	2,104
National Grid plc (B)	250	3,173
Prudential plc (B)	190	1,732
Reckitt Benckiser Group plc (B)	72	3,491
Serco Group plc (B)	160	1,044
Vodafone Group Plc (B)	2,000	4,417
Xstrata plc (B)	65	2,026
		33,178
United States - 1.53%
Research In Motion Limited (D)	43	2,921

TOTAL COMMON STOCKS - 89.84%		$171,653
(Cost: $186,838)

PREFERRED STOCKS
Germany
Fresenius AG (B)	61	4,423

TOTAL PREFERRED STOCKS - 2.31%		$4,423
(Cost: $3,920)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.28%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$2,999	2,999
BP Capital Markets p.l.c.,
2.050%, 10-23-08	3,000	2,996
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	2,000	1,998
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.100%, 10-7-08	4,000	3,999
		11,992

United States Government Obligations - 1.57%
United States Treasury Bills,
0.300%, 10-23-08	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 7.85%		$14,991
(Cost: $14,991)

TOTAL INVESTMENT SECURITIES - 100.00%		$191,067
(Cost: $205,749)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$12,755	$---
Level 2 - Other Significant Observable Inputs	178,312	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$191,067	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

*Not shown due to rounding as amount is less than 500.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $4,962 or 2.60% of total investments.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $1,348 or 0.71% of total investments.

(D)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

The Investments of Ivy Funds VIP International Value
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Austria - 0.67%
Telekom Austria Aktiengesellschaft (A)	175	$3,086

Belgium - 0.91%
Belgacom SA (A)	111	4,195

Canada - 0.46%
Biovail Corporation (A)	223	2,116

China - 0.32%
China Telecom Corporation Limited (A)(B)	3,240	1,330
China Telecom Corporation Limited (A)	380	156
		1,486
Finland - 1.84%
Stora Enso Oyj, Class R (A)	71	702
Stora Enso Oyj, Class R (A)	341	3,329
UPM-Kymmene Corporation (A)	286	4,467
		8,498
France - 10.29%
AXA S.A. (A)	284	9,312
France Telecom (A)	497	13,933
Sanofi-Aventis (A)(C)	26	1,729
Sanofi-Aventis (A)	162	10,625
THOMSON (A)(D)	576	2,057
TOTAL S.A. (A)	119	7,216
Vivendi Universal (A)	87	2,718
		47,590
Germany - 6.77%
Bayerische Motoren Werke Aktiengesellschaft (A)	105	4,096
Deutsche Post AG (A)	241	5,056
Infineon Technologies AG (A)(D)	459	2,572
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	41	6,201
SAP Aktiengesellschaft (A)	136	7,243
Siemens AG (A)	66	6,169
		31,337
Hong Kong - 1.34%
Hutchison Whampoa Limited, Ordinary Shares (A)	807	6,199

Israel - 1.48%
Check Point Software Technologies Ltd. (D)	302	6,861

Italy - 2.61%
AUTOGRILL S.p.A. (A)	224	2,542
Eni S.p.A. (A)	258	6,832
UniCredit S.p.A. (A)	726	2,714
		12,088
Japan - 7.44%
AIFUL Corporation (A)	113	873
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	575	5,013
NGK SPARK PLUG CO., LTD. (A)	419	4,079
Olympus Corporation (A)(D)	170	4,969
Promise Co., Ltd. (A)	96	1,860
Sony Corporation (A)	179	5,526
Toyota Motor Corporation (A)	121	5,173
USS Co., Ltd. (A)	108	6,942
		34,435
Netherlands - 5.12%
ING Groep N.V., Certicaaten Van Aandelen (A)	449	9,630
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	201	5,441
Randstad Holding nv (A)(D)	119	3,129
Reed Elsevier NV (A)	369	5,476
		23,676
Norway - 2.63%
Aker Solutions ASA (A)	188	3,049
Norske Skogindustrier ASA (A)(D)	448	1,853
Telenor ASA (A)	582	7,253
		12,155
Singapore - 3.70%
DBS Group Holdings Ltd (A)	300	3,575
Flextronics International Ltd. (D)	656	4,645
Singapore Telecommunications Limited (A)	2,447	5,593
Venture Corporation Limited (A)	612	3,330
		17,143
South Korea - 3.90%
KB Financial Group Inc., ADR	74	3,370
KT Corporation, ADR (D)	214	3,585
Samsung Electronics Co., Ltd., GDR (B)	50	11,095
		18,050
Spain - 1.47%
Telefonica, S.A., ADR	95	6,811

Sweden - 2.04%
Niscayah Group AB (A)	1,476	2,101
Securitas AB, Class B (A)	172	1,941
Telefonaktiebolaget LM Ericsson, B Shares (A)	570	5,412
		9,454
Switzerland - 7.85%
ACE Limited	84	4,535
Adecco S.A. (A)	166	7,228
Nestle S.A., Registered Shares (A)	169	7,308
Novartis AG, Registered Shares (A)	174	9,179
Swiss Reinsurance Company, Registered Shares (A)	88	4,884
UBS AG (A)(D)	185	3,170
		36,304
Taiwan - 6.90%
Chunghwa Telecom Co., Ltd., ADR (D)	356	8,423
Compal Electronics Inc., GDR (B)(D)	534	1,908
Compal Electronics Inc., GDR (D)	457	1,633
Lite-On Technology Corporation (A)	1,850	1,616
Lite-On Technology Corporation, GDR (A)	545	4,613
Mega Financial Holding Company (A)	15,986	7,331
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,824	6,413
		31,937
United Kingdom - 27.47%
Aviva plc (A)	788	6,853
BAE Systems plc (A)	352	2,593
BP p.l.c. (A)	1,190	9,909
British Sky Broadcasting Group plc (A)	738	5,490
Centrica plc (A)	1,016	5,715
Compass Group PLC (A)	952	5,906
GlaxoSmithKline plc (A)	546	11,830
Group 4 Securicor plc (A)	1,931	6,982
HBOS plc (A)	221	502
HSBC Holdings plc (A)	545	8,819
Kingfisher plc (A)	3,306	7,881
Marks and Spencer Group plc (A)(D)	680	2,482
Old Mutual plc (A)	3,953	5,533
Pearson plc (A)	322	3,483
Persimmon plc (A)	995	7,239
Premier Brands Foods plc (A)	1,154	1,549
Rentokil Initial plc (A)	2,630	3,262
Royal Bank of Scotland Group plc (The) (A)	1,871	6,037
Royal Dutch Shell plc, Class B (A)	227	6,368
tesco plc (A)	657	4,570
Unilever PLC (A)	122	3,318
Vodafone Group Plc (A)	4,878	10,772
		127,093

TOTAL COMMON STOCKS - 95.21%		$440,514
(Cost: $494,093)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 3.71%
Caterpillar Inc.,
1.870%, 10-28-08	$3,950	3,944
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	3,000	2,996
Merck & Co., Inc.,
2.100%, 10-15-08	3,000	2,998
Wisconsin Electric Power Co.,
4.000%, 10-1-08	3,247	3,247
		17,180

United States Government Obligations - 1.08%
United States Treasury Bills:
0.300%, 10-23-08	3,000	2,999
0.320%, 10-30-08	2,000	2,000
		4,999

TOTAL SHORT-TERM SECURITIES - 4.79%		$22,179
(Cost: $22,179)

TOTAL INVESTMENT SECURITIES - 100.00%		$462,693
(Cost: $516,272)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$59,595	$ ---
Level 2 - Other Significant Observable Inputs	403,098	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$462,693	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $14,333 or 3.10% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of this security amounted to 0.37% of total investments.

(D)No dividends were paid during the preceding 12 months.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The Investments of Ivy Funds VIP Micro Cap Growth
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Advertising - 1.24%
MDC Partners Inc., Class A (A)	77	$511

Apparel Retail - 1.15%
Citi Trends Inc. (A)	29	476

Apparel, Accessories & Luxury Goods - 3.27%
True Religion Apparel, Inc. (A)	36	940
Volcom, Inc. (A)	24	408
		1,348
Application Software - 6.80%
Blackbaud, Inc.	28	510
Guidance Software, Inc. (A)	30	141
Lawson Software, Inc. (A)	61	429
NetScout Systems, Inc. (A)	50	530
Scientific Learning Corporation (A)	47	156
Ultimate Software Group, Inc. (The) (A)	39	1,041
		2,807
Auto Parts & Equipment - 1.96%
Amerigon Incorporated (A)	60	393
Westport Innovations Inc. (A)	44	417
		810
Biotechnology - 3.64%
Allos Therapeutics, Inc. (A)	36	269
Dyax Corp. (A)	70	312
InterMune, Inc. (A)	29	488
Pharmasset, Inc. (A)	22	434
		1,503
Broadcasting - 3.28%
DG FastChannel, Inc. (A)	40	887
Global Traffic Network, Inc. (A)	50	465
		1,352
Cable & Satellite - 0.82%
RRSat Global Communications Network Ltd.	27	337

Catalog Retail - 0.54%
Gaiam, Inc., Class A (A)	21	223

Communications Equipment - 2.13%
Blue Coat Systems, Inc. (A)	20	278
Cogo Group, Inc. (A)	33	175
Neutral Tandem, Inc. (A)	23	428
		881
Construction & Engineering - 0.82%
Orion Marine Group, Inc. (A)	32	338

Construction & Farm Machinery & Heavy Trucks - 2.10%
Titan Machinery Inc. (A)	42	868

Distributors - 2.26%
DXP Enterprises, Inc. (A)	17	934

Diversified Real Estate Activities - 0.39%
Grubb & Ellis Company	59	160

Education Services - 1.76%
American Public Education, Inc. (A)	15	725

Electrical Components & Equipment - 3.13%
Powell Industries, Inc. (A)	19	776
Power-One, Inc. (A)	85	117
Ultralife Corporation (A)	51	400
		1,293
Environmental & Facilities Services - 0.93%
Metalico, Inc. (A)	65	382

Health Care Equipment - 10.53%
ABIOMED, Inc. (A)	41	722
Greatbatch, Inc. (A)	11	263
Micrus Endovascular Corporation (A)	25	345
NuVasive, Inc. (A)	22	1,061
Quidel Corporation (A)	58	960
Somanetics Corporation (A)	25	557
Spectranetics Corporation (The) (A)	94	437
		4,345
Health Care Services - 2.22%
Genoptix, Inc. (A)	17	545
Health Grades, Inc. (A)	131	371
		916
Health Care Supplies - 0.55%
Rochester Medical Corporation (A)	17	228

Health Care Technology - 3.52%
Phase Forward Incorporated (A)	69	1,451

Industrial Machinery - 1.17%
Graham Corporation	9	482

Internet Retail - 0.54%
Internet Brands, Inc., Class A (A)	32	224

Internet Software & Services - 5.42%
comScore, Inc. (A)	19	328
Constant Contact, Inc. (A)	23	392
Omniture, Inc. (A)	39	713
Vocus, Inc. (A)	24	802
		2,235
IT Consulting & Other Services - 0.88%
RightNow Technologies, Inc. (A)	29	365

Life Sciences Tools & Services - 1.50%
Bruker Corporation (A)	47	621

Movies & Entertainment - 1.84%
Rentrak Corporation (A)	37	516
RHI Entertainment, Inc. (A)	17	243
		759
Oil & Gas Equipment & Services - 8.20%
ENGlobal Corporation (A)	69	915
NATCO Group Inc., Class A (A)	28	1,117
Natural Gas Services Group, Inc. (A)	23	409
T-3 Energy Services, Inc. (A)	25	945
		3,386
Oil & Gas Exploration & Production - 1.42%
Brigham Exploration Company (A)	53	584

Pharmaceuticals - 9.60%
Auxilium Pharmaceuticals, Inc. (A)	27	864
Obagi Medical Products, Inc. (A)	46	460
Penwest Pharmaceuticals Co. (A)	60	120
Questcor Pharmaceuticals, Inc. (A)	211	1,569
Sciele Pharma, Inc.	25	764
SuperGen, Inc. (A)	125	183
		3,960
Research & Consulting Services - 1.32%
Hill International, Inc. (A)	39	544

Restaurants - 1.79%
McCormick & Schmick's Seafood Restaurants, Inc. (A)	26	247
Red Robin Gourmet Burgers, Inc. (A)	15	397
Ruth's Hospitality Group, Inc. (A)	24	97
		741
Semiconductor Equipment - 1.64%
Eagle Test Systems, Inc. (A)	32	488
Mattson Technology, Inc. (A)	40	190
		678
Semiconductors - 3.69%
Cavium Networks, Inc. (A)	12	174
Mellanox Technologies, Ltd. (A)	24	245
Microtune, Inc. (A)	119	321
NetLogic Microsystems, Inc. (A)	12	360
Volterra Semiconductor Corporation (A)	33	421
		1,521
Specialty Chemicals - 1.08%
Flotek Industries, Inc. (A)	40	443

Systems Software - 2.64%
DemandTec, Inc. (A)	32	294
FalconStor Software, Inc. (A)	36	192
Phoenix Technologies Ltd. (A)	43	347
PROS Holdings, Inc. (A)	27	255
		1,088
Trucking - 1.81%
Celadon Group, Inc. (A)	37	420
Marten Transport, Ltd. (A)	17	328
		748

TOTAL COMMON STOCKS - 97.58%		$40,267
(Cost: $40,929)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $1,000,
0.050%, 10-1-08 (B)	$1,000	1,000

TOTAL SHORT-TERM SECURITIES - 2.42%		$1,000
(Cost: $1,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$41,267
(Cost: $41,929)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$40,267	$ ---
Level 2 - Other Significant Observable Inputs	1,000	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$41,267	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $1,009 United States Treasury Bond, 8.875% due 8-15-17; market value and accrued interest aggregate $1,018.

The Investments of Ivy Funds VIP Mid Cap Growth
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 3.35%
C.H. Robinson Worldwide, Inc.	21	$1,084
Expeditors International of Washington, Inc.	24	847
		1,931
Apparel Retail - 3.77%
J. Crew Group, Inc. (A)	39	1,119
Urban Outfitters, Inc. (A)	33	1,061
		2,180
Application Software - 1.40%
Solera Holdings, Inc. (A)	28	806

Auto Parts & Equipment - 0.44%
BorgWarner Inc.	8	257

Catalog Retail - 1.21%
Coldwater Creek Inc. (A)	120	699

Computer Storage & Peripherals - 3.73%
Data Domain, Inc. (A)	53	1,191
NetApp, Inc. (A)	53	964
		2,155
Data Processing & Outsourced Services - 5.27%
Global Payments Inc.	37	1,655
Paychex, Inc.	42	1,392
		3,047
Department Stores - 1.17%
Saks Incorporated (A)	73	677

Distillers & Vintners - 1.95%
Brown-Forman Corporation, Class B	16	1,128

Electrical Components & Equipment - 1.43%
Cooper Industries, Ltd., Class A	10	383
Hubbell Incorporated, Class B	13	442
		825
Electronic Equipment & Instruments - 1.12%
FLIR Systems, Inc. (A)	17	647

Environmental & Facilities Services - 2.74%
Stericycle, Inc. (A)	27	1,584

Food Retail - 1.13%
Whole Foods Market, Inc. (B)	33	654

Gas Utilities - 0.78%
Equitable Resources, Inc.	12	451

Health Care Distributors - 3.31%
Henry Schein, Inc. (A)	36	1,909

Health Care Equipment - 7.51%
C. R. Bard, Inc.	21	1,980
Hologic, Inc. (A)	61	1,182
Hospira, Inc. (A)	31	1,178
		4,340
Health Care Supplies - 2.27%
DENTSPLY International Inc.	35	1,312

Industrial Machinery - 3.58%
Donaldson Company, Inc.	11	442
Graco Inc.	11	408
IDEX Corporation	39	1,217
		2,067
Internet Software & Services - 3.83%
Akamai Technologies, Inc. (A)	37	643
DealerTrack Holdings, Inc. (A)	38	640
eBay Inc. (A)	42	929
		2,212
Investment Banking & Brokerage - 1.50%
TD Ameritrade Holding Corporation (A)	53	865

Motorcycle Manufacturers - 1.08%
Harley-Davidson, Inc.	17	621

Office Electronics - 0.45%
Zebra Technologies Corporation, Class A (A)	9	257

Oil & Gas Equipment & Services - 4.16%
BJ Services Company	24	458
Complete Production Services, Inc. (A)	24	485
Dresser-Rand Group Inc. (A)	14	453
National Oilwell Varco, Inc. (A)	9	452
Smith International, Inc.	9	554
		2,402
Oil & Gas Exploration & Production - 2.59%
Continental Resources, Inc. (A)	3	118
Noble Energy, Inc.	16	900
XTO Energy Inc.	10	481
		1,499
Paper Packaging - 1.73%
Packaging Corporation of America	26	591
Sealed Air Corporation	19	409
		1,000
Personal Products - 0.89%
Bare Escentuals, Inc. (A)	47	511

Pharmaceuticals - 2.12%
Allergan, Inc.	24	1,226

Property & Casualty Insurance - 1.43%
AXIS Capital Holdings Limited	26	829

Publishing - 1.57%
Meredith Corporation	32	905

Regional Banks - 4.58%
Marshall & Ilsley Corporation	20	403
Signature Bank (A)	23	821
Synovus Financial Corp.	72	743
Zions Bancorporation	18	676
		2,643
Research & Consulting Services - 0.66%
Dun & Bradstreet Corporation (The)	4	382

Restaurants - 2.17%
Chipotle Mexican Grill, Inc., Class A (A)	7	405
P.F. Chang's China Bistro, Inc. (A)	36	847
		1,252
Semiconductors - 6.24%
Broadcom Corporation, Class A (A)	40	740
Linear Technology Corporation	18	562
Microchip Technology Incorporated	56	1,635
PMC-Sierra, Inc. (A)	90	669
		3,606
Specialized Finance - 1.86%
CME Group Inc.	3	1,077

Specialty Stores - 1.05%
PetSmart, Inc.	24	604

Systems Software - 1.04%
McAfee, Inc. (A)	18	603

Trading Companies & Distributors - 2.75%
Fastenal Company	32	1,590

TOTAL COMMON STOCKS - 87.86%		$50,753
(Cost: $56,686)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 4.32%
Pfizer Inc.,
1.800%, 10-8-08	$2,500	2,499

Repurchase Agreements - 7.82%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $4,517,
0.050%, 10-1-08 (C)	4,517	4,517

TOTAL SHORT-TERM SECURITIES - 12.14%		$7,016
(Cost: $7,016)

TOTAL INVESTMENT SECURITIES - 100.00%		$57,769
(Cost: $63,702)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$50,753	$ ---
Level 2 - Other Significant Observable Inputs	7,016	---
Level 3 - Significant Unobservable Inputs	---	(13)
Total	$57,769	$(13)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$ ---	$ ---
Net realized gain (loss)	---	(681)
Net change in unrealized appreciation (depreciation)	---	29
Net purchases (sales)	---	639
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$ ---	$(13)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ ---	$30

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Whole Foods Market, Inc.:	-*	November/24.0	$43	$13

*Not shown due to rounding as amount is less than 500.

(C)Collateralized by $3,324 United States Treasury Bond, 8.875% due 8-15-17; market value and accrued interest aggregate $4,597.

The Investments of Ivy Funds VIP Money Market
September 30, 2008
(In Thousands)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper
3M Company,
5.827%, 12-12-08	$2,100	$2,112
AT&T Inc.:
2.220%, 10-20-08	1,700	1,698
2.140%, 10-21-08	950	949
2.250%, 10-21-08	1,035	1,034
Avon Capital Corp. (Avon Products, Inc.),
2.200%, 10-3-08	1,000	1,000
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	3,300	3,323
Campbell Soup Co.,
2.080%, 10-10-08	673	673
Caterpillar Inc.,
2.200%, 10-30-08	2,000	1,996
Coca-Cola Company (The):
2.200%, 10-30-08	2,000	1,996
2.300%, 11-14-08	1,500	1,496
Deere (John) Capital Corporation,
2.750%, 10-14-08	2,000	1,998
Deere (John) Credit Limited (Deere (John) Capital Corporation),
2.700%, 10-15-08	1,700	1,698
Hershey Company (The):
2.160%, 10-22-08	1,600	1,598
2.170%, 11-10-08	1,400	1,397
2.150%, 11-18-08	2,100	2,094
IBM International Group Capital LLC,
3.031%, 11-26-08 (A)	1,500	1,500
Illinois Tool Works Inc.:
2.090%, 10-9-08	4,000	3,998
2.090%, 10-16-08	1,200	1,199
2.270%, 10-20-08	2,000	1,998
Johnson & Johnson,
2.030%, 11-4-08	1,500	1,497
Kimberly-Clark Corporation,
4.420%, 12-19-08	1,400	1,400
McCormick & Co. Inc.,
2.630%, 11-25-08	1,500	1,494
McDonald's Corporation:
2.150%, 10-10-08	2,000	1,999
3.030%, 10-16-08	1,500	1,498
Merck & Co., Inc.:
2.200%, 10-6-08	2,500	2,499
2.150%, 10-16-08	2,500	2,498
Nestle Capital Corp.,
2.390%, 3-12-09	3,000	2,968
Procter & Gamble Company (The),
2.879%, 11-19-08 (A)	750	750
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.250%, 10-9-08	2,100	2,099
2.280%, 10-24-08	2,500	2,496
Proctor & Gamble International Funding,
2.120%, 12-5-08	2,000	1,992
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.200%, 10-7-08	800	800
Toyota Motor Credit Corporation:
4.800%, 10-6-08	750	750
2.470%, 11-10-08	2,000	1,994
Unilever Capital Corporation:
2.487%, 10-14-08 (A)	350	350
2.700%, 11-20-08	1,150	1,146
Verizon Communications Inc.:
4.800%, 10-14-08	900	898
2.640%, 10-21-08	4,300	4,294
2.630%, 11-4-08	1,500	1,496
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	3,000	3,060

Total Commercial Paper - 46.65%		71,735
Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
2.660%, 10-31-08	1,500	1,497
2.670%, 10-31-08	813	811
River Fuel Trust #1 (Bank of New York (The)),
2.700%, 10-31-08	1,828	1,824

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.69%		4,132
Notes
BP Capital Markets p.l.c.,
2.918%, 12-11-08 (A)	1,400	1,400
Deere (John) Capital Corporation:
3.750%, 1-13-09 (B)	650	652
4.625%, 4-15-09	800	807
General Electric Capital Corporation:
2.507%, 10-9-08 (A)	1,200	1,200
4.000%, 2-17-09	500	502
International Business Machines Corporation:
2.476%, 10-3-08 (A)	750	750
2.517%, 10-8-08 (A)	1,250	1,250
Target Corporation,
5.400%, 10-1-08	1,100	1,100

Total Notes - 4.98%		7,661

TOTAL CORPORATE OBLIGATIONS - 54.32%		$83,528
(Cost: $83,528)

MUNICIPAL OBLIGATIONS - TAXABLE
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
2.650%, 10-9-08	5,200	5,200

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 3.38%		$5,200
(Cost: $5,200)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation,
2.450%, 11-17-08 (A)	1,465	1,465
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
3.069%, 10-15-08 (A)	2,616	2,616

Total United States Government Agency Obligations - 2.65%		4,081

United States Government Obligations
United States Treasury Bills:
1.880%, 10-2-08	2,500	2,500
0.350%, 10-23-08	5,000	4,999
0.990%, 10-30-08	5,000	4,996
0.100%, 11-6-08	1,000	1,000
1.880%, 11-28-08	8,000	7,976
1.550%, 1-8-09	2,000	1,992
1.600%, 1-8-09	2,000	1,991
1.920%, 2-5-09	1,900	1,887
1.900%, 2-26-09	2,000	1,984

Total United States Government Obligations - 19.07%		29,325

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.72%		$33,406
(Cost: $33,406)

REPURCHASE AGREEMENTS
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $31,646,
0.050%, 10-1-08 (C)	31,646	31,646

TOTAL REPURCHASE AGREEMENTS - 20.58%		$31,646
(Cost: $31,646)

TOTAL INVESTMENT SECURITIES - 100.00%		$153,780
(Cost: $153,780)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$---	$---
Level 2 - Other Significant Observable Inputs	153,780	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$153,780	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of this security amounted to 0.42% of total investments.

(C)Collateralized by $27,833 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $31,437.

The Investments of Ivy Funds VIP Mortgage Securities
September 30, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Car Loan - 0.45%
Capital Auto Receivables Asset Trust 2006-1,
7.160%, 1-15-13 (A)	$110	$104
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	80	74
		178
Other Asset Backed - 0.24%
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3-15-10	108	93

Other Mortgage-Backed Securities - 25.51%
ABFS Mortgage Loan Trust 2001-2,
6.990%, 12-25-31 (B)	182	140
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (B)	137	87
ABN AMRO Mortgage Corporation, Series 2003-2,
5.330%, 3-25-18 (B)	88	62
Banc of America Alternative Loan Trust 2004-11,
6.000%, 12-25-34	255	207
Banc of America Alternative Loan Trust 2005-10,
5.668%, 11-25-35 (B)	118	39
Banc of America Alternative Loan Trust 2005-12,
5.809%, 1-25-36 (B)	166	77
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	294	209
Banc of America Alternative Loan Trust 2005-8:
5.581%, 9-25-35 (B)	205	106
5.581%, 9-25-35 (B)	42	21
Banc of America Alternative Loan Trust 2006-4:
6.224%, 5-25-46 (B)	63	28
6.224%, 5-25-46 (B)	82	22
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (A)	140	117
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
4.900%, 9-11-36 (A)	450	348
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (A)(B)	100	71
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	137	123
Banc of America Funding Corporation,
5.013%, 9-20-34 (B)	85	65
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	216	91
Banc of America Mortgage Trust 2004-1,
5.500%, 2-25-34	170	144
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	76	64
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	91	82
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (C)	250	236
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28 (B)	59	59
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	129
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
7.302%, 10-15-36 (A)(B)	170	136
Capital One Auto Finance Trust 2005-B-SS,
4.480%, 12-15-10	327	326
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (B)	200	194
C-Bass 2005-CB7 Trust,
5.147%, 11-25-35 (B)	27	27
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	285	163
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(B)	145	127
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (B)	210	180
Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.198%, 1-15-32	107	108
Chase Mortgage Finance Trust, Series 2003-S11,
5.500%, 10-25-33	277	254
CHEQ Home Equity Loan Trust, Series 2006-S2,
3.317%, 7-25-27 (B)	43	41
CHL Mortgage Pass-Through Trust 2003-HYB2,
3.943%, 7-19-33 (B)	212	195
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.500%, 8-25-18 (A)	8	8
CitiMortgage Alternative Loan Trust, Series 2006-A7,
6.000%, 12-25-36 (B)	250	178
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.238%, 7-25-37 (B)	55	3
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(C)	245	204
Credit Suisse First Boston Mortgage Securities Corp.,
6.000%, 11-25-18	36	31
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (B)	215	44
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	125	74
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (A)	65	49
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	30	22
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	81	74
5.394%, 4-25-32 (B)	117	71
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11-25-32 (C)	154	128
Green Tree Financial Corporation:
7.650%, 4-15-19	115	117
9.000%, 6-15-25 (B)	110	108
7.950%, 8-15-25	58	59
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (B)	17	15
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	189	147
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (B)	250	159
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.221%, 10-12-37 (A)(B)	200	174
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8,
5.370%, 5-15-45	304	277
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (B)	270	194
J.P. Morgan Mortgage Trust 2005-S2,
5.672%, 9-25-35 (B)	188	128
J.P. Morgan Mortgage Trust 2006-A2,
4.334%, 11-25-33 (B)	89	85
J.P. Morgan Mortgage Trust 2006-A6,
6.042%, 10-25-36 (B)	225	143
J.P. Morgan Mortgage Trust 2006-S3:
6.187%, 8-25-36	384	156
6.500%, 8-25-36	160	123
J.P. Morgan Mortgage Trust 2007-A1,
4.813%, 7-25-35 (B)	296	133
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	100	74
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	315	235
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	116	106
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.000%, 8-20-30 (A)	100	80
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (A)	200	170
Office Portfolio Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (A)	320	258
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35 (B)	100	91
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	100	95
Origen Manufactured Housing Contract Trust 2005-A,
4.970%, 10-15-21	105	97
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	35	34
5.910%, 1-15-37	100	95
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	98	13
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (B)	212	176
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33 (B)	26	14
RBSGC Mortgage Loan Trust 2007-B,
5.450%, 7-25-35 (B)	286	228
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
3.888%, 9-10-35 (B)(C)	124	88
RFMSI Series 2004-S5 Trust,
4.500%, 5-25-19	77	64
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	144	72
Structured Asset Securities Corporation:
5.540%, 11-25-32 (B)	23	19
5.250%, 8-25-33	136	110
5.630%, 5-25-34 (B)	68	45
6.000%, 6-25-34 (B)	186	125
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	105	72
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.197%, 7-25-37 (B)	154	62
6.197%, 7-25-37 (B)	119	24
WFS Financial 2005-1 Owner Trust, A4,
3.870%, 8-17-12	386	384
		10,013
Sequential - 1.29%
CHL Mortgage Pass-Through Trust 2003-28,
4.150%, 8-25-33	150	139
RALI Series 2003-QS10 Trust,
5.500%, 5-25-33	228	202
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	207	165
		506

TOTAL CORPORATE DEBT SECURITIES - 27.49%		$10,790
(Cost: $14,247)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.51%
Federal National Mortgage Association,
3.875%, 7-12-13 (D)	200	200

Mortgage-Backed Obligations - 45.59%
Federal Home Loan Mortgage Association Fixed Rate Participation Certificates,
5.000%, 10-1-34	705	687
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.000%, 6-15-31	108	106
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 5-1-18	241	241
5.500%, 6-1-19	126	128
5.300%, 1-15-33	228	223
6.000%, 10-1-33	449	458
6.500%, 10-1-34	1,305	1,338
5.500%, 2-1-35	165	165
5.500%, 2-1-35	90	89
5.000%, 5-15-35	270	258
5.000%, 8-1-35	330	322
5.500%, 10-1-35	1,285	1,278
6.500%, 7-1-36	445	456
6.000%, 10-1-37	960	972
7.000%, 12-1-37	81	85
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 3-1-18	139	141
5.000%, 10-1-18	127	128
5.500%, 9-1-19	82	83
7.000%, 11-1-32	106	112
6.000%, 6-1-33	319	324
6.000%, 12-1-33	229	233
5.500%, 1-1-34	133	133
5.500%, 1-1-34	131	131
5.000%, 2-1-34	297	290
5.500%, 2-1-34	301	301
6.000%, 4-1-34	149	152
5.500%, 7-1-34	286	286
5.500%, 9-1-34	83	83
6.500%, 9-1-34	51	52
5.000%, 10-1-34	120	117
5.500%, 10-1-34	310	309
6.000%, 10-1-34	1,135	1,150
5.500%, 11-1-34	232	233
6.000%, 11-1-34	72	73
6.500%, 11-1-34	151	156
6.500%, 11-1-34	105	109
6.000%, 12-1-34	376	382
5.500%, 2-1-35	454	455
6.500%, 3-1-35	100	103
6.000%, 4-1-35	467	475
6.000%, 4-1-35	138	140
6.000%, 6-1-35	364	369
5.000%, 7-1-35	72	70
5.500%, 7-1-35	171	171
5.500%, 8-1-35	96	96
5.500%, 10-1-35	462	462
5.500%, 10-1-35	135	135
6.000%, 1-1-36	963	977
6.500%, 2-1-36	79	81
6.000%, 3-1-36	155	158
6.500%, 6-1-36	137	141
6.000%, 8-1-36	329	333
6.500%, 10-1-36	565	579
6.500%, 9-1-37	282	289
6.000%, 7-1-38	177	179
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
1.228%, 6-17-45 (B)	1,414	59
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	83	86
5.500%, 12-15-34	299	300
5.500%, 10-1-35	450	451
		17,893
Non-Agency REMIC/CMO - 1.27%
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25 (B)	500	499

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 47.37%		$18,592
(Cost: $18,673)

SHORT-TERM SECURITIES
Commercial Paper - 3.83%
Pfizer Inc.,
1.800%, 10-8-08	1,500	1,500

Repurchase Agreements - 21.31%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $8,364,
0.050%, 10-1-08 (F)	8,364	8,364

TOTAL SHORT-TERM SECURITIES - 25.14%		$9,864
(Cost: $9,864)

TOTAL INVESTMENT SECURITIES - 100.00%		$39,246
(Cost: $42,784)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$---	$(1,949)
Level 2 - Other Significant Observable Inputs	38,955	---
Level 3 - Significant Unobservable Inputs	291	---
Total	$39,246	$(1,949)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$204	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)**	(1)	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	88	---
Ending Balance 9-30-08	$291	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(13)	$---

**The net change in unrealized appreciation (depreciation) includes a change in accrued amortization which is not shown due to the amount being under five hundred dollars.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $1,958 or 4.99% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2008, the total value of these securities amounted to $803 or 2.05% of total investments.

(D)Serves as collateral for the following open futures contracts at September 30, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
United States 10 Year Treasury Note	Short	12-19-08	(---)*	$(1,949)	$25

*Not shown due to amount being under 500.

(E)Amount shown in principal column represents notional amount for computation of interest.

(F)Collateralized by $6,155 United States Treasury Bond, 8.875% due 8-15-17; market value and accrued interest aggregate $8,512.

The following acronyms are used throughout this portfolio:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Funds VIP Real Estate Securities
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Diversified Real Estate Activities - 0.49%
DuPont Fabros Technology, Inc.	16	$239

Diversified REITs - 7.61%
Liberty Property Trust	5	170
PS Business Parks, Inc.	10	593
Vornado Realty Trust	24	2,156
Washington Real Estate Investment Trust	21	780
		3,699
Health Care Facilities - 0.35%
Sun Healthcare Group, Inc. (A)	12	171

Hotels, Resorts & Cruise Lines - 0.77%
Gaylord Entertainment Company (A)	5	150
Marriott International, Inc., Class A	9	227
		377
Industrial REITs - 7.64%
AMB Property Corporation	17	761
EastGroup Properties, Inc.	7	345
ProLogis	63	2,608
		3,714
Office REITs - 17.22%
Alexandria Real Estate Equities, Inc.	8	878
BioMed Realty Trust, Inc.	15	406
Boston Properties, Inc.	21	2,004
Corporate Office Properties Trust	22	872
Cousins Properties Incorporated	12	313
Digital Realty Trust, Inc.	23	1,106
Douglas Emmett, Inc.	40	914
Duke Realty Corporation	1	29
Kilroy Realty Corporation	18	879
Maguire Properties, Inc.	9	55
SL Green Realty Corp.	14	920
		8,376
Real Estate Management & Development - 0.88%
Brookfield Properties Corporation	27	428

Residential REITs - 12.78%
American Campus Communities, Inc.	9	308
Apartment Investment and Management Company, ClassA	13	439
AvalonBay Communities, Inc.	14	1,368
BRE Properties, Inc., Class A	15	750
Camden Property Trust	4	197
Equity Residential	29	1,301
Essex Property Trust, Inc.	12	1,432
Mid-America Apartment Communities, Inc.	9	423
		6,218
Retail REITs - 26.62%
Acadia Realty Trust	20	508
Developers Diversified Realty Corporation	24	767
Federal Realty Investment Trust	12	1,053
General Growth Properties, Inc.	24	362
Kimco Realty Corporation	40	1,467
Macerich Company (The)	24	1,508
National Retail Properties, Inc.	18	436
Regency Centers Corporation	15	980
Saul Centers, Inc.	7	374
Simon Property Group, Inc.	45	4,336
Tanger Factory Outlet Centers, Inc.	9	381
Taubman Centers, Inc.	16	775
		12,947
Specialized REITs - 17.14%
Cogdell Spencer Inc.	1	10
Extra Space Storage Inc.	3	40
Health Care Property Investors, Inc.	37	1,501
Health Care REIT, Inc.	16	841
Healthcare Realty Trust Incorporated	12	350
Hersha Hospitality Trust	35	263
Host Hotels & Resorts, Inc.	53	708
LaSalle Hotel Properties	14	315
Nationwide Health Properties, Inc.	19	683
Public Storage, Inc.	22	2,178
Ventas, Inc.	29	1,448
		8,337
Wireless Telecommunication Service - 0.64%
American Tower Corporation, Class A (A)	5	180
Crown Castle International Corp. (A)	5	130
		310

TOTAL COMMON STOCKS - 92.14%		$44,816
(Cost: $42,408)

INVESTMENT FUNDS
Sector Fund-Real Estate
ProShares UltraShort Real Estate		469

TOTAL INVESTMENT FUNDS - 0.97%		$469
(Cost: $475)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Caterpillar Inc.,
1.870%, 10-28-08	$1,500	1,498
Wisconsin Electric Power Co.,
4.000%, 10-1-08	1,855	1,855

TOTAL SHORT-TERM SECURITIES - 6.89%		$3,353
(Cost: $3,353)

TOTAL INVESTMENT SECURITIES - 100.00%		$48,638
(Cost: $46,236)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$45,285	$ ---
Level 2 - Other Significant Observable Inputs	3,353	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$48,638	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

The Investments of Ivy Funds VIP Science and Technology
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Agricultural Products - 5.48%
Archer Daniels Midland Company	343	$7,513
Bunge Limited	132	8,346
		15,859
Application Software - 11.50%
ACI Worldwide, Inc. (A)	515	9,044
Aspen Technology, Inc. (A)	1,039	13,328
Citrix Systems, Inc. (A)	108	2,723
Lawson Software, Inc. (A)	1,177	8,232
		33,327
Biotechnology - 5.67%
Amgen Inc. (A)	63	3,713
Genzyme Corporation (A)(B)	127	10,255
Isis Pharmaceuticals, Inc. (A)	146	2,470
		16,438
Communications Equipment - 4.11%
Research In Motion Limited (A)(B)	175	11,911

Computer Hardware - 2.08%
Apple Inc. (A)	53	6,014

Computer Storage & Peripherals - 0.59%
Netezza Corporation (A)	162	1,716

Consumer Electronics - 1.60%
Garmin Ltd. (A)	136	4,625

Consumer Finance - 0.70%
Global Cash Access, Inc. (A)	402	2,033

Data Processing & Outsourced Services - 4.80%
Euronet Worldwide, Inc. (A)	335	5,609
Fidelity National Information Services, Inc.	180	3,319
Lender Processing Services, Inc. (A)	163	4,975
		13,903
Diversified Chemicals - 2.59%
E.I. du Pont de Nemours and Company	128	5,154
FMC Corporation	46	2,349
		7,503
Electrical Components & Equipment - 0.89%
Power-One, Inc. (A)	860	1,187
Ultralife Corporation (A)	177	1,384
		2,571
Electronic Equipment & Instruments - 0.57%
IPG Photonics Corporation (A)	85	1,650

General Merchandise Stores - 0.67%
Conn's, Inc. (A)	104	1,944

Health Care Distributors - 1.04%
Animal Health International, Inc. (A)	359	3,015

Health Care Equipment - 0.38%
Insulet Corporation (A)	79	1,100

Health Care Facilities - 1.95%
HealthSouth Corporation (A)	307	5,660

Health Care Services - 1.56%
HMS Holdings Corp. (A)	188	4,519

Health Care Supplies - 0.52%
TranS1 Inc. (A)	151	1,498

Health Care Technology - 7.26%
Cerner Corporation (A)	434	19,381
Eclipsys Corporation (A)	78	1,640
		21,021
Home Entertainment Software - 2.38%
Activision Blizzard, Inc. (A)	31	477
Nintendo Co., Ltd. (C)	15	6,405
		6,882
Industrial Machinery - 4.21%
ESCO Technologies Inc. (A)	247	11,917
Pentair, Inc.	8	290
		12,207
Integrated Telecommunication Services - 1.02%
AT&T Inc.	106	2,965

Internet Software & Services - 2.23%
SAVVIS, Inc. (A)	168	2,265
Yahoo! Inc. (A)	243	4,196
		6,461
IT Consulting & Other Services - 2.29%
Telvent GIT, S.A. (C)	108	2,295
Telvent GIT, S.A.	184	4,328
		6,623
Life & Health Insurance - 0.89%
Amil Participacoes S.A. (C)	431	2,581

Oil & Gas Equipment & Services - 1.40%
ION Geophysical Corporation (A)	285	4,043

Oil & Gas Exploration & Production - 5.60%
Noble Energy, Inc.	292	16,238

Semiconductor Equipment - 0.44%
EMCORE Corporation (A)	257	1,271

Semiconductors - 9.97%
Cree, Inc. (A)	593	13,509
Maxim Integrated Products, Inc.	167	3,009
PMC-Sierra, Inc. (A)	697	5,184
Samsung Electronics Co., Ltd. (C)	16	7,195
		28,897

TOTAL COMMON STOCKS - 84.39%		$244,475
(Cost: $248,917)

CALL OPTIONS	Number of Contracts
Research In Motion Limited:
Strike Price $80, Expires 11-24-08	-	*	178
Strike Price $125, Expires 12-22-08	1		27

TOTALCALL OPTIONS - 0.07%			$205
(Cost: $249)

PUT OPTIONS
Cerner Corporation,
Strike Price $40, Expires 12-22-08	-	*	17
Genzyme Corporation,
Strike Price $70, Expires 1-20-09	1		248
Research In Motion Limited,
Strike Price $90, Expires 12-22-08	1		1,536

TOTAL PUT OPTIONS - 0.62%			$1,801
(Cost: $892)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Alcoa Incorporated,
6.020%, 10-14-08	$1,500	1,497
Avon Capital Corp. (Avon Products, Inc.),
2.050%, 10-8-08	4,000	3,998
Caterpillar Inc.,
1.850%, 10-27-08	5,000	4,993
Clorox Co.,
5.000%, 10-1-08	7,000	7,000
Illinois Tool Works Inc.,
2.270%, 10-20-08	2,000	1,998
Kimberly-Clark Worldwide Inc.,
2.050%, 10-16-08	5,000	4,996
PepsiCo, Inc.,
2.050%, 10-2-08	5,000	5,000
Pfizer Inc.,
1.800%, 10-8-08	10,000	9,996
Wisconsin Electric Power Co.,
4.000%, 10-1-08	3,748	3,748

TOTAL SHORT-TERM SECURITIES - 14.92%		$43,226
(Cost: $43,226)

TOTAL INVESTMENT SECURITIES - 100.00%		$289,707
(Cost: $293,284)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$228,580	$1,689
Level 2 - Other Significant Observable Inputs	59,121	---
Level 3 - Significant Unobservable Inputs	---	(1,771)
Total	$287,701	$(82)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$ ---	$148
Net realized gain (loss)	---	(2,430)
Net change in unrealized appreciation (depreciation)	---	(1,081)
Net purchases (sales)	---	(3,265)
Transfers in and/or out of Level 3	---	(3)
Ending Balance 9-30-08	$ ---	$(1,771)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ ---	$(1,036)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation	-*	December/50	$18	$19
Genzyme Corporation	1	January/82.5	442	529
Research In Motion Limited	1	December/125	421	25
			$881	$573

*Not shown due to rounding as amount is less than 500.

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Research In Motion Limited	1	December/90	$781	$1,515

(C)Listed on an exchange outside the United States.

Securities with an aggregate market value of $2,295, representing 0.79% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The Investments of Ivy Funds VIP Small Cap Growth
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 1.43%
Under Armour, Inc., Class A (A)	164	$5,209

Application Software - 8.97%
Blackbaud, Inc.	440	8,125
Blackboard Inc. (A)	198	8,002
Concur Technologies, Inc. (A)	131	5,007
FactSet Research Systems, Inc.	125	6,553
Ultimate Software Group, Inc. (The) (A)	180	4,874
		32,561
Auto Parts & Equipment - 1.72%
LKQ Corporation (A)	368	6,243

Broadcasting - 1.82%
DG FastChannel, Inc. (A)	301	6,614

Casinos & Gaming - 3.67%
Scientific Games Corporation, Class A (A)	579	13,312

Communications Equipment - 2.17%
Riverbed Technology, Inc. (A)	628	7,863

Construction & Engineering - 1.87%
Chicago Bridge & Iron Company N.V., NY Shares	353	6,786

Construction & Farm Machinery & Heavy Trucks - 2.16%
Bucyrus International, Inc., Class A	133	5,937
Westinghouse Air Brake Technologies Corporation	37	1,916
		7,853
Consumer Finance - 1.64%
EZCORP, Inc., Class A (A)	315	5,931

Education Services - 1.88%
Capella Education Company (A)	56	2,407
ITT Educational Services, Inc. (A)	54	4,401
		6,808
Electronic Components - 2.28%
DTS, Inc. (A)	297	8,265

Health Care Distributors - 1.40%
PSS World Medical, Inc. (A)	261	5,082

Health Care Equipment - 4.53%
ABIOMED, Inc. (A)	347	6,173
NuVasive, Inc. (A)	208	10,249
		16,422
Health Care Facilities - 1.02%
AmSurg Corp. (A)	145	3,707

Health Care Services - 3.96%
athenahealth, Inc. (A)	165	5,491
Healthways, Inc. (A)	321	5,181
HMS Holdings Corp. (A)	153	3,682
		14,354
Health Care Technology - 6.65%
Allscripts Healthcare Solutions, Inc. (A)	763	9,491
Cerner Corporation (A)	87	3,877
Omnicell, Inc. (A)	601	7,923
Phase Forward Incorporated (A)	135	2,834
		24,125
Hotels, Resorts & Cruise Lines - 1.58%
Gaylord Entertainment Company (A)	195	5,724

Integrated Telecommunication Services - 1.73%
NTELOS Holdings Corp.	233	6,280

Internet Software & Services - 7.98%
Constant Contact, Inc. (A)	776	13,266
VistaPrint Limited (A)	265	8,759
Vocus, Inc. (A)	204	6,917
		28,942
Investment Banking & Brokerage - 1.82%
Argyle Security, Inc. (A)(B)	300	847
RiskMetrics Group, Inc. (A)	294	5,752
		6,599
Life Sciences Tools & Services - 1.61%
Illumina, Inc. (A)	144	5,840

Oil & Gas Equipment & Services - 1.83%
TESCO Corporation (A)	317	6,629

Oil & Gas Exploration & Production - 3.56%
Bill Barrett Corporation (A)	222	7,113
BPZ Resources, Inc. (A)	108	1,854
Delta Petroleum Corporation (A)	293	3,963
		12,930
Packaged Foods & Meats - 1.19%
Smart Balance, Inc. (A)	657	4,329

Personal Products - 3.04%
Alberto-Culver Company	269	7,317
Bare Escentuals, Inc. (A)	341	3,705
		11,022
Railroads - 1.83%
Kansas City Southern (A)	149	6,623

Research & Consulting Services - 3.10%
CoStar Group, Inc. (A)	248	11,252

Specialized Finance - 2.09%
Financial Federal Corporation	331	7,588

Systems Software - 7.57%
CommVault Systems, Inc. (A)	1,071	12,906
MICROS Systems, Inc. (A)	545	14,562
		27,468
Trucking - 1.04%
Knight Transportation, Inc.	222	3,765

TOTAL COMMON STOCKS - 87.14%		$316,126
(Cost: $343,174)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 12.03%
Avon Capital Corp. (Avon Products, Inc.),
2.050%, 10-8-08	$2,000	1,999
Caterpillar Inc.,
1.850%, 10-27-08	4,000	3,995
Clorox Co.,
5.000%, 10-1-08	7,753	7,753
Coca-Cola Company (The),
2.100%, 10-22-08	9,000	8,989
Danaher Corporation,
1.800%, 10-6-08	2,000	2,000
E.I. du Pont de Nemours and Company,
2.100%, 10-20-08	4,000	3,996
Pfizer Inc.,
1.800%, 10-8-08	10,000	9,996
Wisconsin Electric Power Co.,
4.000%, 10-1-08	4,933	4,933
		43,661

United States Government Obligations - 0.83%
United States Treasury Bills,
0.300%, 10-23-08	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 12.86%		$46,660
(Cost: $46,660)

TOTAL INVESTMENT SECURITIES - 100.00%		$362,786
(Cost: $389,834)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$316,126	$---
Level 2 - Other Significant Observable Inputs	46,660	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$362,786	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

The Investments of Ivy Funds VIP Small Cap Value
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 3.19%
Orbital Sciences Corporation (A)	151	$3,627
Teledyne Technologies Incorporated (A)	39	2,212
		5,839
Airlines - 0.94%
Continental Airlines, Inc., Class B (A)	27	452
Northwest Airlines Corporation (A)	140	1,268
		1,720
Alternative Carriers - 1.45%
tw telecom inc. (A)	254	2,646

Apparel Retail - 0.98%
Finish Line, Inc. (The), Class A (A)	179	1,784

Apparel, Accessories & Luxury Goods - 1.58%
Warnaco Group, Inc. (The) (A)	64	2,883

Application Software - 1.26%
Lawson Software, Inc. (A)	143	999
TIBCO Software Inc. (A)	179	1,309
		2,308
Asset Management & Custody Banks - 2.19%
Affiliated Managers Group, Inc. (A)	35	2,858
Pzena Investment Management, Inc., Class A	121	1,145
		4,003
Auto Parts & Equipment - 2.29%
LKQ Corporation (A)	247	4,195

Casinos & Gaming - 2.35%
Pinnacle Entertainment, Inc. (A)	223	1,683
WMS Industries Inc. (A)	86	2,617
		4,300
Communications Equipment - 0.76%
Polycom, Inc. (A)	60	1,396

Construction Materials - 0.77%
Texas Industries, Inc.	35	1,409

Diversified Chemicals - 1.09%
Solutia Inc. (A)	142	1,986

Diversified Metals & Mining - 0.38%
General Moly, Inc. (A)	160	695

Education Services - 2.27%
Corinthian Colleges, Inc. (A)	119	1,784
ITT Educational Services, Inc. (A)	29	2,363
		4,147
Electric Utilities - 3.66%
Cleco Corporation	89	2,257
ITC Holdings Corp.	38	1,978
UIL Holdings Corporation	72	2,462
		6,697
Environmental & Facilities Services - 2.44%
Casella Waste Systems, Inc., Class A (A)	161	1,889
Waste Connections, Inc. (A)	75	2,581
		4,470
Fertilizers & Agricultural Chemicals - 0.59%
Terra Industries Inc.	37	1,082

Food Retail - 4.11%
Casey's General Stores, Inc.	80	2,425
Ruddick Corporation	157	5,085
		7,510
Gas Utilities - 1.55%
Southwest Gas Corporation	93	2,827

Gold - 1.33%
Randgold Resources Limited, ADR	46	1,887
Seabridge Gold Inc. (A)	32	541
		2,428
Health Care Distributors - 2.16%
Kindred Healthcare, Inc. (A)	143	3,953

Health Care Facilities - 1.21%
AmSurg Corp. (A)	86	2,208

Homebuilding - 2.44%
Pulte Homes, Inc.	159	2,221
Ryland Group, Inc. (The)	85	2,244
		4,465
Human Resource & Employment Services - 3.23%
Resources Connection, Inc. (A)	90	2,033
Watson Wyatt & Company Holdings, Inc., Class A	78	3,874
		5,907
Hypermarkets & Super Centers - 2.37%
BJ's Wholesale Club, Inc. (A)	112	4,344

Industrial Machinery - 0.92%
Actuant Corporation, Class A	67	1,681

Integrated Telecommunication Services - 0.45%
SureWest Communications	80	832

Internet Software & Services - 0.60%
SkillSoft Public Limited Company, ADR (A)	104	1,087

Investment Banking & Brokerage - 3.06%
KBW, Inc. (A)	97	3,202
Piper Jaffray Companies (A)	55	2,390
		5,592
IT Consulting & Other Services - 0.96%
Forrester Research, Inc. (A)	60	1,754

Leisure Products - 1.23%
LeapFrog Enterprises, Inc. (A)	214	2,259

Metal & Glass Containers - 4.13%
Pactiv Corporation (A)	144	3,583
Silgan Holdings Inc.	78	3,977
		7,560
Office REITs - 1.26%
Digital Realty Trust, Inc.	49	2,306

Regional Banks - 10.80%
Bank of the Ozarks, Inc.	32	866
First Financial Bankshares, Inc.	61	3,258
First Horizon National Corporation	83	773
First Midwest Bancorp, Inc.	99	2,444
Home BancShares, Inc. (A)	32	865
Sierra Bancorp	47	978
Sterling Bancshares, Inc.	208	2,222
SVB Financial Group (A)	34	1,966
Texas Capital Bancshares, Inc. (A)	215	4,372
United Bankshares, Inc.	59	2,019
		19,763
Reinsurance - 2.77%
IPC Holdings, Ltd.	110	3,408
Platinum Underwriters Holdings, Ltd.	47	1,670
		5,078
Research & Consulting Services - 1.34%
Duff & Phelps Corporation, Class A (A)	116	2,448

Residential REITs - 1.52%
American Campus Communities, Inc.	82	2,775

Restaurants - 2.42%
CBRL Group, Inc.	75	1,981
Jack in the Box Inc. (A)	116	2,441
		4,422
Security & Alarm Services - 3.73%
Brink's Company (The)	75	4,577
GEO Group, Inc. (The) (A)	111	2,241
		6,818
Semiconductors - 2.04%
Atmel Corporation (A)	465	1,578
PMC-Sierra, Inc. (A)	289	2,150
		3,728
Specialized REITs - 0.79%
Entertainment Properties Trust	26	1,445

Specialty Chemicals - 1.81%
Sensient Technologies Corporation	118	3,311

Systems Software - 2.16%
Sybase, Inc. (A)	129	3,958

Thrifts & Mortgage Finance - 1.98%
First Niagara Financial Group, Inc.	229	3,620

Trucking - 1.53%
Marten Transport, Ltd. (A)	62	1,211
Werner Enterprises, Inc.	73	1,590
		2,801

TOTAL COMMON STOCKS - 92.09%		$168,440
(Cost: $165,389)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 2.99%
Caterpillar Inc.,
1.870%, 10-28-08	$2,000	1,997
Wisconsin Electric Power Co.,
4.000%, 10-1-08	3,465	3,465
		5,462
United States Government Obligations - 4.92%
United States Treasury Bills:
0.100%, 10-9-08	3,000	3,000
0.300%, 10-23-08	3,000	2,999
0.100%, 10-23-08	3,000	3,000
		8,999

TOTAL SHORT-TERM SECURITIES - 7.91%		$14,461
(Cost: $14,461)

TOTAL INVESTMENT SECURITIES - 100.00%		$182,901
(Cost: $179,850)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$168,440	$ ---
Level 2 - Other Significant Observable Inputs	14,461	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$182,901	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depository Receipts

The Investments of Ivy Funds VIP Value
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 3.89%
Lockheed Martin Corporation	52	$5,714
Raytheon Company	100	5,351
		11,065
Airlines - 0.18%
UAL Corporation	60	523

Asset Management & Custody Banks - 0.46%
Blackstone Group L.P. (The)	85	1,302

Brewers - 1.40%
Molson Coors Brewing Company, Class B	85	3,992

Communications Equipment - 1.78%
Nokia Corporation, Series A, ADR	271	5,054

Computer Hardware - 5.82%
Hewlett-Packard Company	234	10,802
International Business Machines Corporation	49	5,754
		16,556
Construction & Engineering - 0.47%
Chicago Bridge & Iron Company N.V., NY Shares	70	1,339

Consumer Finance - 3.50%
Capital One Financial Corporation (A)	170	8,660
Discover Financial Services	95	1,307
		9,967
Department Stores - 1.59%
Macy's Inc.	252	4,522

Diversified Chemicals - 0.76%
Solutia Inc. (B)	154	2,157

Diversified Metals & Mining - 1.25%
Freeport-McMoRan Copper & Gold Inc., Class B	63	3,553

Environmental & Facilities Services - 1.42%
Waste Management, Inc.	129	4,053

Health Care Distributors - 7.71%
AmerisourceBergen Corporation	216	8,129
McKesson Corporation	257	13,818
		21,947
Home Improvement Retail - 0.63%
Home Depot, Inc. (The)	69	1,776

Independent Power Producers & Energy Traders - 2.83%
Mirant Corporation (B)	180	3,294
NRG Energy, Inc. (B)	192	4,760
		8,054
Industrial Machinery - 2.28%
Illinois Tool Works Inc.	146	6,472

Integrated Oil & Gas - 11.45%
Chevron Corporation	171	14,080
Exxon Mobil Corporation	93	7,254
Marathon Oil Corporation	144	5,741
Occidental Petroleum Corporation	78	5,502
		32,577
Integrated Telecommunication Services - 3.87%
Verizon Communications Inc.	343	11,013

Managed Health Care - 1.97%
UnitedHealth Group Incorporated (A)	221	5,606

Metal & Glass Containers - 1.34%
Pactiv Corporation (B)	154	3,829

Mortgage REITs - 2.14%
Annaly Capital Management, Inc.	453	6,088

Office Electronics - 1.22%
Xerox Corporation	301	3,473

Oil & Gas Exploration & Production - 3.59%
Apache Corporation	35	3,681
Devon Energy Corporation	72	6,548
		10,229
Oil & Gas Storage & Transportation - 3.62%
Atlas Pipeline Partners, L.P.	17	436
Boardwalk Pipeline Partners, LP	21	422
Energy Transfer Partners, L.P.	73	2,685
Enterprise Products Partners L.P.	234	6,020
MarkWest Energy Partners, L.P.	13	316
Regency Energy Partners LP	23	420
		10,299
Other Diversified Financial Services - 6.51%
Bank of America Corporation	293	10,259
J.P. Morgan Chase & Co.	177	8,256
		18,515
Packaged Foods & Meats - 4.55%
General Mills, Inc. (A)	97	6,645
Kraft Foods Inc.	193	6,305
		12,950
Pharmaceuticals - 0.60%
Johnson & Johnson	25	1,712

Property & Casualty Insurance - 5.18%
Allstate Corporation (The)	101	4,658
Travelers Companies, Inc. (The)	223	10,075
		14,733
Railroads - 2.93%
Union Pacific Corporation	117	8,340

Regional Banks - 2.93%
SunTrust Banks, Inc.	41	1,826
Synovus Financial Corp.	249	2,573
Zions Bancorporation	103	3,936
		8,335
Reinsurance - 1.18%
Everest Re Group, Ltd. (A)	39	3,366

Specialty Stores - 0.31%
Office Depot, Inc. (B)	153	891

Tobacco - 6.30%
Altria Group, Inc.	195	3,871
Lorillard, Inc.	90	6,382
Philip Morris International Inc.	160	7,672
		17,925

TOTAL COMMON STOCKS - 95.66%		$272,213
(Cost: $266,973)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 3.29%
Avon Capital Corp. (Avon Products, Inc.),
2.050%, 10-8-08	$5,000	4,998
Danaher Corporation,
1.800%, 10-6-08	2,000	2,000
Merck & Co., Inc.,
2.100%, 10-15-08	2,000	1,998
Wisconsin Electric Power Co.,
4.000%, 10-1-08	354	354
		9,350

United States Government Obligations - 1.05%
United States Treasury Bills,
0.300%, 10-23-08	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 4.34%		$12,349
(Cost: $12,349)

TOTAL INVESTMENT SECURITIES - 100.00%		$284,562
(Cost: $279,322)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.
..
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$271,294	$ ---
Level 2 - Other Significant Observable Inputs	12,349	---
Level 3 - Significant Unobservable Inputs	---	(134)
Total	$283,643	$(134)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
..
	Investments	Other Financial Instruments+
Beginning balance 1-1-08	$ ---	$(71)
Net realized gain (loss)	---	(158)
Net change in unrealized appreciation (depreciation)	---	116
Net purchases (sales)	---	(21)
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$ ---	$(134)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$ ---	$172

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Securities serve as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

General Mills, Inc.:	-*	October/70.0	$20	$25
UnitedHealth Group Incorporated:	2	December/32.5	307	134

			$327	$159

*Not shown due to rounding as amount is less than 500.

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Allstate Corporation (The):	-*	October/40.0	$13	$28
	-*	October/45.0	39	61
	-*	January/40.0	32	77
	-*	January/45.0	67	130
Home Depot, Inc. (The):	-*	October/22.5	24	13
Molson Coors Brewing Company, Class B:	-*	October/50.0	25	68
	-*	January/50.0	39	78
Solutia Inc.:	-*	October/17.5	39	101
	1	December/15.0	144	217
	-*	December/17.5	60	122

			$482	$895

*Not shown due to rounding as amount is less than 500.

(B)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

The Investments of Ivy Funds VIP Pathfinder Aggressive
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	897	$4,695
Ivy Funds VIP Dividend Opportunities	963	6,286
Ivy Funds VIP Growth	732	7,050
Ivy Funds VIP International Growth	545	4,138
Ivy Funds VIP International Value	338	5,502
Ivy Funds VIP Mid Cap Growth	363	2,140
Ivy Funds VIP Money Market	4,769	4,769
Ivy Funds VIP Small Cap Growth (A)	161	1,243
Ivy Funds VIP Small Cap Value	283	3,656
Ivy Funds VIP Value	574	2,955

TOTAL AFFILIATED MUTUAL FUNDS - 99.13%		$42,434
(Cost: $47,458)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $373,
0.050%, 10-1-08 (B)	$373	373

TOTAL SHORT-TERM SECURITIES - 0.87%		$373
(Cost: $373)

TOTAL INVESTMENT SECURITIES - 100.00%		$42,807
(Cost: $47,831)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$42,434	$---
Level 2 - Other Significant Observable Inputs	373	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$42,807	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $335 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $378.

The Investments of Ivy Funds VIP Pathfinder Moderately Aggressive
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	2,630	$13,761
Ivy Funds VIP Dividend Opportunities	2,284	14,904
Ivy Funds VIP Growth	1,016	9,784
Ivy Funds VIP International Growth	886	6,731
Ivy Funds VIP International Value	528	8,593
Ivy Funds VIP Mid Cap Growth	714	4,217
Ivy Funds VIP Money Market	13,957	13,957
Ivy Funds VIP Small Cap Growth	317	2,441
Ivy Funds VIP Small Cap Value	484	6,254
Ivy Funds VIP Value	811	4,179

TOTAL AFFILIATED MUTUAL FUNDS - 99.20%		$84,821
(Cost: $92,660)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $685,
0.050%, 10-1-08 (B)	$ 685	685

TOTAL SHORT-TERM SECURITIES - 0.80%		$685
(Cost: $685)

TOTAL INVESTMENT SECURITIES - 100.00%		$85,506
(Cost: $93,345)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$84,821	$ ---
Level 2 - Other Significant Observable Inputs	685	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$85,506	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $603 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $681.

The Investments of Ivy Funds VIP Pathfinder Moderate
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	2,073	$10,847
Ivy Funds VIP Dividend Opportunities	1,360	8,878
Ivy Funds VIP Growth	604	5,816
Ivy Funds VIP International Growth	414	3,146
Ivy Funds VIP International Value	230	3,744
Ivy Funds VIP Mid Cap Growth	340	2,007
Ivy Funds VIP Money Market	10,990	10,990
Ivy Funds VIP Small Cap Growth	126	968
Ivy Funds VIP Small Cap Value	163	2,111
Ivy Funds VIP Value	483	2,488

TOTAL AFFILIATED MUTUAL FUNDS - 98.48%		$50,995
(Cost: $54,767)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements -
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $788,
0.050%, 10-1-08 (B)	$788	788

TOTAL SHORT-TERM SECURITIES - 1.52%		$788
(Cost: $788)

TOTAL INVESTMENT SECURITIES - 100.00%		$51,783
(Cost: $55,555)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$50,995	$ ---
Level 2 - Other Significant Observable Inputs	788	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$51,783	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $707 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $799.

The Investments of Ivy Funds VIP Pathfinder Moderately Conservative
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	862	$4,508
Ivy Funds VIP Dividend Opportunities	458	2,992
Ivy Funds VIP Growth	186	1,790
Ivy Funds VIP International Growth	100	763
Ivy Funds VIP International Value	49	794
Ivy Funds VIP Mid Cap Growth	114	675
Ivy Funds VIP Money Market	4,563	4,563
Ivy Funds VIP Small Cap Growth (A)	21	163
Ivy Funds VIP Small Cap Value	14	176
Ivy Funds VIP Value	163	839

TOTAL AFFILIATED MUTUAL FUNDS - 98.89%		$17,263
(Cost: $18,208)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $193,
0.050%, 10-1-08 (B)	$193	193

TOTAL SHORT-TERM SECURITIES - 1.11%		$193
(Cost: $193)

TOTAL INVESTMENT SECURITIES - 100.00%		$17,456
(Cost: $18,401)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$17,263	$---
Level 2 - Other Significant Observable Inputs	193	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$17,456	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $170 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $192.

The Investments of Ivy Funds VIP Pathfinder Conservative
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	341	$1,786
Ivy Funds VIP Dividend Opportunities	170	1,107
Ivy Funds VIP Growth	51	487
Ivy Funds VIP International Value	16	263
Ivy Funds VIP Mid Cap Growth	19	112
Ivy Funds VIP Money Market	1,807	1,807
Ivy Funds VIP Small Cap Growth (A)	7	54
Ivy Funds VIP Small Cap Value	5	59
Ivy Funds VIP Value	22	112

TOTAL AFFILIATED MUTUAL FUNDS - 94.54%		$5,787
(Cost: $6,009)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $334,
0.050%, 10-1-08 (B)	$334	334

TOTAL SHORT-TERM SECURITIES - 5.46%		$334
(Cost: $334)

TOTAL INVESTMENT SECURITIES - 100.00%		$6,121
(Cost: $6,343)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$5,787	$---
Level 2 - Other Significant Observable Inputs	334	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$6,121	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Collateralized by $300 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $339.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008